SEC Registration Nos.
Nos. 811-06563 and 33-45829

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 23            XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 23                         XX

Calvert World Values Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
_ _ Immediately upon filing pursuant to paragraph (b) of Rule 485.	_X_ on October 31, 2008 pursuant to paragraph (b) of Rule 485.

_ _60 days after filing pursuant to paragraph (a) of Rule 485.	_ _ on (date) pursuant to paragraph (a) of Rule 485.


Prospectus

Class Y

Calvert Social Investment Fund (CSIF)

    Equity Portfolio
    Bond Portfolio

Calvert Large Cap Growth Fund

Calvert World Values International Equity Fund

Calvert International Opportunities Fund

October 31, 2008

Calvert
Investments that make a difference

A UNIFI Company

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS

October 31, 2008
About the Funds
Investment Objective, Strategy, Principal Risks, Past Performance

2	CSIF Equity
6	Calvert Large Cap Growth
11	CWVF International Equity
16	Calvert International Opportunities
20	CSIF Bond
26	Fees and Expenses
33	Investment Strategies and Risks

About Social Investing
40	Investment Selection Process
41	Socially Responsible Investment Criteria
45	Special Investment Programs
45	High Social Impact Investments
46	Special Equities
47	Shareholder Advocacy and Social Responsibility
About Your Investment
47	About Calvert
47	Advisor, Subadvisors and Portfolio Managers
52	Advisory Fees
54	How to Open an Account
54	How Shares are Priced
55	When Your Account Will be Credited
56	How to Sell Shares
58	Other Calvert Features / Policies (Exchanges, Market Timing Policy, Minimum Account Balance, etc.)
61	Dividends, Capital Gains and Taxes
63	Financial Highlights

CSIF Equity

Objective

CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities. "Equity securities" for purposes of this 80% policy means common stock. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund invests primarily in the common stocks of U.S. large-cap companies, although it may have other investments, including foreign stocks and mid-cap stocks. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor's ("S&P") 500 Index. The S&P 500 Index is reconstituted from time to time. The market capitalization range for the S&P 500 Index was $708 million to $511.9 billion as of December 31, 2007. Under normal circumstances, the Fund seeks to have a weighted average market capitalization of at least $20 billion. The Fund also may purchase stocks outside the S&P 500 Index. Investment returns will be primarily from changes in the price of the Fund's holdings (capital appreciation).

The Subadvisor looks for established companies with a history of steady earnings growth. Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations. The Subadvisor may elect to sell a security when deteriorating business or financial prospects, excessive valuation, or other factors that conflict with the original rationale that support investing in the company make the investment less attractive in the Subadvisor's opinion.

The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, indigenous peoples' rights, community relations, and positive product and business practices, as well as corporate governance. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company as well as investment performance.

Investments for the Fund are first selected for financial soundness and then evaluated according to the Fund's social criteria. Investments for the Fund must be consistent with the Fund's current financial and social criteria.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform because of the following risks:

  The stock market may decline in value.
  The individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices may not work to achieve their desired result.
  The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.
  Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.
  Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  For foreign securities, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
  Investment in foreign securities also involves the risk that securities which trade or are denominated in currencies other than the U.S. dollar may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency will generally cause the U.S. dollar value of an investment denominated in that currency to decline. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Equity Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class Y shares has varied from year to year. The table compares the Fund's performance over time to that of the S&P 500 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment style similar to that of the Fund. Performance results for Class Y shares prior to October 31, 2008, the inception date for Class Y shares, reflect the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

CSIF Equity
Year-by-Year Total Return
(Class Y)

Best Quarter (of periods shown)	Q4 '98	26.98%
Worst Quarter (of periods shown)	Q3 '98	-17.56%
Average Annual Total Returns (as of 12-31-07)
	1 year	5 years	10 years
CSIF Equity:
Return before taxes	9.94%	10.48%	7.95%
Return after taxes on distributions	8.97%	10.09%	7.36%
Return after taxes on distributions and sale of Fund shares	7.74%	9.13%	6.79%
S&P 500 Index	5.49%	12.82%	5.91%
Lipper Multi-Cap Core Funds Avg.	6.43%	13.33%	7.07%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CALVERT LARGE CAP GROWTH

Objective

Calvert Large Cap Growth seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more). The Standard & Poor's (S&P) 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

Principal Investment Strategies

The Fund invests in a diversified portfolio of U.S. common stocks of companies that meet the Fund's investment and social criteria. Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in large cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines "large cap" companies as those whose market capitalization falls within the range of the S&P 500 Index. The S&P 500 Index is reconstituted from time to time. The market capitalization range for the S&P 500 Index was $708 million to $511.9 billion as of December 31, 2007. Under normal circumstances, the Fund seeks to have a weighted average market capitalization of at least $10 billion. The Fund also may purchase stocks outside the S&P 500 Index. The Fund invests in both value and growth companies. Value stocks are those priced cheaply relative to some financial measures of worth. Growth stocks have faster increasing sales and earnings.

As part of a secondary portfolio strategy, the Subadvisor may purchase or sell stock index futures and may purchase options on exchange-traded stock indices and stock index futures for purposes of hedging, speculation or leverage. The Subadvisor would use these investments only in its effort to keep the long-term average market risk of the Fund roughly equal to that of the market itself. Accordingly, the Fund may use stock index futures and options on both stock indices and stock index futures to increase exposure to the market when the Subadvisor perceives market conditions to be favorable and to decrease exposure to the stock market when it perceives market conditions to be unfavorable. To increase stock market exposure, the Fund may establish long stock index futures positions or buy exchange-traded call options on both stock indices and stock index futures. To decrease exposure, the Fund may establish short stock index futures positions or buy exchange-traded put options on both stock indices and stock index futures. At any one point in time, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Subadvisor does not intend to leverage overall market risk in the long term.

The Fund also may invest up to 25% of its net assets in foreign securities.

The Subadvisor to the Fund purchases and sells securities for the Fund's portfolio based on information derived from its proprietary stock ranking and rating models. Stocks that are rated as sufficiently attractive in the models are subject to purchase. When a holding of the Fund deteriorates in ranking or rating, it is subject to sale.

The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, indigenous peoples' rights, community relations, and positive product and business practices, as well as corporate governance. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company as well as investment performance.

Investments for the Fund are first selected for financial soundness and then evaluated according to the Fund's social criteria. Investments for the Fund must be consistent with the Fund's current financial and social criteria.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the following risks:

  The stock market may decline in value.
  The individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices may not work to achieve their desired result.
  Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  The use of stock index futures and options (also referred to as "derivatives") may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. A stock index future is a contract to buy or sell the cash value of a specific stock index at a specific price by a specified date. An option gives the holder a right but not the obligation to purchase or sell a security at a specified price within a specified time, and a stock index option is an option based on a stock market index (or the cash value thereof). A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. Stock index futures and options are derivatives. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position. Derivatives also can involve risk of loss if the party who issued the derivative defaults on its obligation. In addition, derivatives may be less liquid and more difficult to value.
  The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions, or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.
  Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
  Investment in foreign securities also involves the risk that securities which trade or are denominated in currencies other than the U.S. dollar may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency will generally cause the U.S. dollar value of an investment denominated in that currency to decline. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.
  Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Large Cap Growth Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Fund's Class Y shares has varied from year to year. The table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index of common stock prices. It also compares the Fund's performance to the Lipper Multi-Cap Growth Funds Average, an average of the annual return of mutual funds that have an investment style similar to that of the Fund. Performance results for Class Y shares prior to October 31, 2008, the inception date for Class Y shares, reflect the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

In addition, pursuant to an Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. ("Bridgeway") was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00. Performance results prior to 10/31/00 for Class A Shares of Calvert Large Cap Growth Fund are for Class I and reflect the performance of Bridgeway since its inception on 8/5/94. Class I shares did not have Rule 12b-1 fees.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calvert Large Cap Growth
Year-by-Year Total Return
(Class Y)

Best Quarter (of periods shown)	Q4 '99	40.66%
Worst Quarter (of periods shown)	Q1 '01	-23.01%

Average Annual Total Returns (as of 12-31-07)
	1 year	5 years	10 years
Return before taxes	13.25%	16.22%	8.87%
Return after taxes on distributions	13.06%	16.18%	8.44%
Return after taxes on distributions and sale of Fund shares	8.86%	14.32%	7.66%
S&P 500 Index	5.49%	12.82%	5.91%
Lipper Multi-Cap Growth Funds Avg.	14.99%	15.45%	6.55%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert World Values Fund, Inc. (CWVF) International Equity

Objective

CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities of foreign companies. "Equity securities" for purposes of this 80% policy means common and preferred stock and the depositary receipts on such shares. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund invests primarily in the common and preferred stocks of non-U.S. large cap companies using a core investment approach. The Fund defines "non-U.S. large cap" companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International ("MSCI") Europe, Australasia, and Far East ("EAFE") Global Investable Market Index ("IMI"). The MSCI EAFE IMI undergoes quarterly reassessment and updating reviews by MSCI: full reviews take place twice per year and partial reviews occur in the other two quarters. The market capitalization range for the MSCI EAFE IMI was $749 million to $233.6 billion as of December 31, 2007. Under normal circumstances, the Fund seeks to have a weighted average market capitalization of at least $10 billion.

The Fund will generally hold stocks of companies from the constituent countries of the MSCI EAFE IMI, but may opportunistically invest in other countries, including emerging markets stocks. The Subadvisor uses an investment process that focuses on deriving returns from individual stock selection (bottom-up). The Subadvisor creates original fundamental research on a broad range of non-U.S. securities and applies a set of quantitative screening models to identify stocks that are expected to provide returns that are superior to that of the benchmark. These models evaluate stocks based on fundamental valuation judgments and market activity. The Subadvisor constructs the portfolio in a manner that attempts to control the level of risk in the portfolio relative to the benchmark, the MSCI EAFE IMI. As stocks improve or decline in rating over successive periodic model evaluations, they are gradually added to or sold from the portfolio.

No more than 5% of the Fund's net assets will be invested in U.S. companies (excluding High Social Impact and Special Equities investments). See "Special Investment Programs" below.

The Fund may invest in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), which are certificates evidencing ownership of shares of a foreign issuer. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The certificates represent the number of foreign issuers' securities a custodian bank holds in the country of origin. The Fund may invest in either sponsored or unsponsored ADRs. GDRs are typically certificates issued by an international bank and offered for sale globally through the bank's various branches. GDRs represent the number of shares of a foreign company's stock held by a custodian bank in the issuer's home country. GDRs generally trade outside the issuer's home country on two or more established markets in the U.S. or elsewhere, and may be denominated in a currency other than that of the underlying shares. GDRs are typically used by companies from emerging markets to offer shares in many markets around the world.

The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, indigenous peoples' rights, community relations, and positive product and business practices, as well as corporate governance. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company as well as investment performance.

Investments for the Fund are first selected for financial soundness and then evaluated according to the Fund's social criteria. Investments for the Fund must be consistent with the Fund's current financial and social criteria.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the following risks:

  The stock markets may decline in value (including those outside the U.S.).
  The individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices may not work to achieve their desired result.
  Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
  Investment in foreign securities also involves the risk that securities which trade or are denominated in currencies other than the U.S. dollar may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency will generally cause the U.S. dollar value of an investment denominated in that currency to decline. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.
  Investment in emerging market securities involves greater risk than that associated with investment in the foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
  Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.
  Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rare of successful smaller companies, especially during extended periods of economic expansion.
  The risks of ADRs and GDRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk. A sponsored ADR is preferable to an unsponsored ADR as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Normally, less information is available on unsponsored ADRs. GDRs can involve increased currency risk since they may not be U.S. dollar-denominated.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CWVF International Equity Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class Y shares has varied from year to year. The table compares the Fund's performance over time to that of the MSCI EAFE IMI. This is a widely recognized, unmanaged index of common stock prices around the world. It also shows the Fund's returns compared to the MSCI EAFE (Standard) Index, the Fund's previous benchmark index, and the Lipper International Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment style similar to that of the Fund. Performance results for Class Y shares prior to October 31, 2008, the inception date for Class Y shares, reflect the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

In December 2007 the Fund changed its broad-based benchmark to the MSCI EAFE IMI from the MSCI EAFE (Standard) Index. This change in the Fund's benchmark index resulted from index rule changes adopted by MSCI, which moved a large number of small cap securities out of the MSCI EAFE (Standard) Index and in effect converted it into a large and mid-capitalization only index. Calvert selected the MSCI EAFE IMI to better represent the broad array of international investing choices which had been accessed historically by the Fund and which should continue to be accessed by the Fund in the future. Calvert believes that the overall risk and performance characteristics will not materially differ when comparing the Fund's new and previous benchmark indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

CWVF International Equity
Year-by-Year Total Return
(Class Y)

Best Quarter (of periods shown )	Q4 '99	20.38%
Worst Quarter (of periods shown)	Q3 '01	-17.17%

Average Annual Total Returns (as of 12-31-07)
	1 year	5 years	10 years
CWVF International Equity:
Return before taxes	1.90%	16.72%	5.95%
Return after taxes on distributions	-0.04%	15.78%	4.92%
Return after taxes on distributions and sale of Fund shares	2.45%	14.60%	4.77%
MSCI EAFE IMI	10.81%	22.55%	9.47%
MSCI EAFE (Standard) Index	11.63%	22.08%	9.04%
Lipper International Multi-Cap Core Funds Avg.	12.18%	20.77%	9.09%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert International Opportunities

Objective

Calvert International Opportunities seeks long-term capital appreciation. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Fund will invest primarily in the common and preferred stocks of non-U.S. small-cap to mid-cap companies. The Fund defines "non-U.S. small cap to mid cap companies" as those whose market capitalization falls within the range of the Citigroup/Standard & Poor's ("S&P") World ex-U.S. EMI Index (the "Citigroup/S&P World Index"). The Citigroup/S&P World Index undergoes an annual reconstitution with respect to both developed markets (reconstitution on July 1 each year) and emerging markets (reconstitution on October 1 each year). The market capitalization range for the Citigroup/S&P World Index was USD $16 million to $28.1 billion as of December 31, 2007. Under normal circumstances, the Fund seeks to have a weighted average market capitalization of approximately $5 billion. The Fund will primarily hold stocks of companies included in the Citigroup/S&P World Index but may opportunistically invest in stocks of companies outside the Index.

The Fund defines a "non-U.S. company" as a company: (1) whose principal place of business is located outside the U.S.; (2) which derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.; or (3) which is organized under the laws of a non-U.S. country and has its securities principally traded on a non-U.S. exchange.

The Fund will primarily hold stocks of companies in developed countries but as an internationally diversified fund, it may invest in any geographic region of the world if the Subadvisor deems the company attractive. The Subadvisor's stock selection process does not utilize a pre-determined geographic allocation. The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies. The Subadvisor primarily uses a bottom-up approach focused on fundamental analysis of stocks of individual companies across all geographic regions. Attractive companies are identified through a combination of valuation and growth metrics that seeks to identify companies with a sustainable competitive advantage.

No more than 10% of the Fund's net assets will be invested in U.S. companies (excluding High Social Impact and Special Equities investments). See "Special Investment Programs" below.

Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation).

Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Fund may invest in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), which are certificates evidencing ownership of shares of a foreign issuer. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The certificates represent the number of foreign issuers' securities a custodian bank holds in the country of origin. The Fund may invest in either sponsored or unsponsored ADRs. GDRs are typically certificates issued by an international bank and offered for sale globally through the bank's various branches. GDRs represent the number of shares of a foreign company's stock held by a custodian bank in the issuer's home country. GDRs generally trade outside the issuer's home country on two or more established markets in the U.S. or elsewhere, and may be denominated in a currency other than that of the underlying shares. GDRs are typically used by companies from emerging markets to offer shares in many markets around the world.

In addition, although the Fund may employ leverage by borrowing money and using it for the purchase of additional securities, the Fund does not currently intend to do so.

The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, indigenous peoples' rights, community relations, and positive product and business practices, as well as corporate governance. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company as well as investment performance.

Investments for the Fund are first selected for financial soundness and then evaluated according to the Fund's social criteria. Investments for the Fund must be consistent with the Fund's current financial and social criteria.

If the Fund's Board of Directors approves a change in the Fund's investment objective, 60 days' advance notice will be provided to shareholders before such a change is implemented.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the following risks:

  The stock markets may decline in value (including markets outside the U.S.)
  The individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices may not work to achieve their desired result.
  Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
  Investment in foreign securities also involves the risk that securities which trade or are denominated in currencies other than the U.S. dollar may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency will generally cause the U.S. dollar value of an investment denominated in that currency to decline. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.
  Investment in emerging market securities involves greater risk than that associated with investment in the foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.
  Prices of small-cap and mid-cap stocks may respond to market activity differently from and can be more volatile than those of larger, more established companies. Small cap- and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
  The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.
  Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.
  Preferred stock is a class of capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock but subordinate to debt securities with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.
  The risks of ADRs and GDRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk. A sponsored ADR is preferable to an unsponsored ADR as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Normally, less information is available on unsponsored ADRs. GDRs can involve increased currency risk since they may not be U.S. dollar-denominated.
  In leveraged transactions, borrowing magnifies the potential for gain or loss on the Fund's portfolio securities and therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. Borrowing is subject to interest costs, which may or may not be recovered by appreciation of the securities purchased.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert International Opportunities Performance

There are no performance tables because the Fund has had less than one calendar year of operations.

CSIF Bond

Objective

CSIF Bond seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. At least 65% of the Fund's net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's ("S&P") or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the security's fundamentals with the credit research team and determine its position on the security, given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade in a security's credit quality rating is not an automatic signal to sell/buy that security.

The Fund invests principally in bonds issued by U.S. corporations and U.S. agencies (e.g., Government National Mortgage Association), the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The Fund also may invest in taxable municipal securities, asset-backed securities ("ABS") of U.S. issuers, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS. The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or ABS classes with a higher priority of payment.

The Fund may invest up to 35% of its net assets in below-investment grade high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are certificates evidencing ownership of shares of a foreign issuer. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The certificates represent the number of foreign issuers' securities a custodian bank holds in the country of origin. The Fund may invest in either sponsored or unsponsored ADRs.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, indigenous peoples' rights, community relations, and positive product and business practices, as well as corporate governance. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company as well as investment performance.

Investments for the Fund are first selected for financial soundness and then evaluated according to the Fund's social criteria. Investments for the Fund must be consistent with the Fund's current financial and social criteria.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the following risks:

  The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.
  The market prices of bonds may decline.
  The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
  The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), typically reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates results in slower than expected prepayments and extends the life of a mortgage-backed security beyond the expected maturity date, typically reducing the security's value.
  The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.
  There is the risk that changes in interest rates will adversely affect the value of an investor's securities.
  The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length does not perform as well as expected.
  Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
  For bonds in default (rated "D" by S&P or the equivalent by an NRSRO) held in the Fund, there is a significant risk of not achieving full recovery.
  For corporate and taxable municipal bonds as well as for collateralized loan obligations and collateralized debt obligations held in the Fund, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.
  Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security.
  For foreign debt securities, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid and more volatile than U.S. markets.
  Investment in foreign securities also involves the risk that securities which trade or are denominated in currencies other than the U.S. dollar may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency will generally cause the U.S. dollar value of an investment denominated in that currency to decline. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.
  The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk. A sponsored ADR is preferable to an unsponsored ADR as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Normally, less information is available on unsponsored ADRs.
  The Fund employs an active style that seeks to maximize income to the extent consistent with preservation of capital. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.
  Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. In this circumstance, the Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold. The Fund seeks to reduce this risk by monitoring the creditworthiness of the counterparty and the market value of the underlying security.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Bond Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class Y shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman U.S. Credit Index, a widely recognized unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds A-Rated Average, an average of the annual return of mutual funds that have an investment style similar to that of the Fund. Performance results for Class Y shares prior to October 31, 2008, the inception date for Class Y shares, reflect the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

CSIF Bond
Year-by-Year Total Return
(Class Y)

Best Quarter: (of periods shown )	Q1 '01	7.68%
Worst Quarter: (of periods shown)	Q2 '04	-1.89%

Average Annual Total Returns (as of 12-31-07)
	1 year	5 years	10 years
CSIF Bond:
Return before taxes	6.66%	5.90%	6.14%
Return after taxes on distributions	4.60%	4.08%	3.70%
Return after taxes on distributions and sale of Fund shares	4.46%	4.04%	3.75%
Lehman U.S. Credit Index	5.11%	4.84%	6.05%
Lipper Corporate Debt Funds A-Rated Average	4.47%	4.11%	5.08%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
CSIF Equity	Class Y
Shareholder fees
(paid directly from your account)

Maximum sales charge (load)
imposed on purchases	None
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or	None
redemption proceeds, whichever is lower)

Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase

Total annual fund operating expenses2
(deducted from Fund assets)

Management fees	0.70%
Distribution and service (12b-1) fees	None
Other expenses3	0.26%
Total annual fund operating expenses4	0.96%

Calvert Large Cap Growth	Class Y
Shareholder fees
(paid directly from your account)

Maximum sales charge (load)
imposed on purchases	None
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or	None
redemption proceeds, whichever is lower)

Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase

Total annual fund operating expenses2,6
(deducted from Fund assets)

Management fees	0.74%
Distribution and service (12b-1) fees	None
Other expenses4	0.29%
Total annual fund operating expenses5	1.03%

CWVF International Equity	Class Y
Shareholder fees
(paid directly from your account)

Maximum sales charge (load)
imposed on purchases	None
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or	None
redemption proceeds, whichever is lower)

Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase

Total annual fund operating expenses2
(deducted from Fund assets)

Management fees	1.07%
Distribution and service (12b-1) fees	None
Acquired Fund Fees and Expenses3	0.02%
Other expenses4	0.30%
Total annual fund operating expenses5	1.39%

Calvert International Opportunities	Class Y

Shareholder fees
(paid directly from your account)

Maximum sales charge (load)
imposed on purchases	None
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or	None
redemption proceeds, whichever is lower)

Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase

Total annual fund operating expenses2
(deducted from Fund assets)

Management fees	1.15%
Distribution and service (12b-1) fees	None
Other expenses4	1.25%
Total annual fund operating expenses5	2.40%
Fee Waiver and/or Expense
Reimbursements	(0.99%)
Net Expenses	1.41%

CSIF Bond	Class Y
Shareholder fees
(paid directly from your account)

Maximum sales charge (load)
imposed on purchases	None
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or	None
redemption proceeds, whichever is lower)

Redemption fee1	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase

Total annual fund operating expenses2
(deducted from Fund assets)

Management fees	0.65%
Distribution and service (12b-1) fees	None
Other expenses4	0.27%
Total annual fund operating expenses5	0.92%

Explanation of Fees and Expenses Table

1    The redemption fee applies to redemptions, including exchanges, within 30 days of purchase. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid in capital. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. See "How to Sell Shares - Redemption Fee" for situations where the fee may be waived.

2    Expenses are based on projected expenses for the Fund's current fiscal year. Management fees include the advisory fee paid by each Fund to the Advisor ("Calvert"), and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. In the case of Calvert Large Cap Growth, management fees also include the Subadvisory fee paid by the Fund to the Subadvisor. The subadvisory fees for Calvert Large Cap Growth are subject to a performance adjustment, which could cause the fee to be as high as 0.70% or as low as 0.20%, depending on the Fund's performance relative to the S&P 500 Index. With respect to the amount of each Fund's advisory fee, see "Advisory Fees". The administrative fees (as a percentage of net assets) are as follows: 0.35% for CWVF International Equity and Calvert International Opportunities; 0.30 for CSIF Bond; 0.20% for CSIF Equity and Calvert Large Cap Growth.

3    Acquired Fund Fees and Expenses represent the underlying management fees and expenses, including any incentive allocations (typically 20%), of the private limited partnerships and limited liability companies (collectively, "Partnerships") that the Fund has acquired through its Special Equities investment program. This amount is based on historic fees and expenses, and the Partnership performance where applicable, and may be substantially higher or lower from year to year.

4    "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

5    Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2010 for Calvert Large Cap Growth and Calvert International Opportunities. This expense limitation does not limit the acquired fund fees and expenses incurred by a shareholder. Direct net operating expenses will not exceed 1.25% for Calvert Large Cap Growth and 1.41% for Calvert International Opportunities. Only the Board of Directors of a Fund may terminate the Fund's expense cap for the contractual period. The example on the following page reflects these expense limits but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments and taxes. No Fund expects to incur a material amount of interest expense in the fiscal year. If Calvert International Opportunities were to incur expenses from employing leverage, the costs would be reflected in the net expense ratio. The Fund, however, does not currently intend to employ leverage, so there will be no expense for this activity.

Each Fund has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item "Less fee waiver and/or expense reimbursement." The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between the line items "Expenses Before Offsets" and "Net Expenses". See Statement of Additional Information, "Investment Advisor and Subadvisors".

6    The contractual expense cap is exclusive of any performance fee adjustment. The amounts shown in the table reflect a negative 0.14% performance fee adjustment. The maximum performance fee adjustment is 0.25%. Accordingly, assuming no change in assets, the adjustment would have the effect of raising net expenses to a maximum of 1.50%.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

  You invest $10,000 in the Fund for the time periods indicated;
  You reinvest all dividends and distributions;
  Your investment has a 5% return each year;
  The Fund's operating expenses remain the same; and
  Any expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
	Number of Years Investment is Held
CSIF Equity Fund
	1 Year	3 Years	5 Years	10 Years
	$98	$305	$528	$1,163

Calvert Large Cap Growth Fund
	1 Year	3 Years	5 Years	10 Years
	$105	$323	$555	$1,199

CWVF International Equity Fund
	1 Year	3 Years	5 Years	10 Years
	$141	$438	$756	$1,647

Calvert International Opportunities Fund
	1 Year	3 Years	5 Years	10 Years
	$143	$651	$1,183	$2,626

CSIF Bond Fund
	1 Year	3 Years	5 Years	10 Years
	$94	$292	$507	$1,120

Investment Strategies and Risks

The most concise description of each Fund's principal investment strategies and associated risks is under the earlier summary for each Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain other non-principal investment strategies and techniques of the Fund, along with their risks. The Fund has additional non-principal investment policies and restrictions, which are discussed in the Statement of Additional Information ("SAI").

For each of the investment strategies listed, the table below shows each Fund's limitations as a percentage of either its net or total assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table

J	Fund currently uses as a principal investment strategy
q	Permitted, but not a principal investment strategy
(% of assets allowable, if restricted)
8	Not permitted
xN	Allowed up to x% of Fund's net assets
xT	Allowed up to x% of Fund's total assets
N/A	Not applicable to this type of fund

Investment Strategies	CSIF Equity	Calvert Large Cap Growth	CWVF International Equity	Calvert International Opportunities	CSIF Bond

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market and Transaction.

	q	q	q	q	J

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

	q	q	q	q	q

Exchange-Traded Funds ("ETFs") are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are stocks selected to track a particular index. ETFs are used for the limited purpose of managing a Fund's cash position consistent with the Fund's applicable benchmark to reduce deviations from the benchmark while enabling the Fund to accommodate its need for periodic liquidity. Risks: Correlation and Market.

	q	q	q	q	q

Conventional Securities
Stocks in General

The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, growth, value, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

	J	J	J	J	N/A

Foreign securities. Securities issued by companies whose principal place of business is located outside the U.S. In addition, for Calvert International Opportunities and Calvert Global Alternative Energy, foreign securities include companies which derive at least 50% of their revenue from business outside the U.S. or have at least 50% of their assets outside the U.S.; or which are organized under the laws of a non-U.S. country and have their securities principally traded on a non-U.S. exchange. For funds that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

	25N	25N	J	J	25N

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

	q	q	q	J	N/A

Investment grade bonds. Bonds rated BBB/Baa or higher by an NRSRO, or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	J	q	q	q	J

Below-investment grade high-yield bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

	15N1	q	5N1	q	35N1

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor and/or Subadvisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

	J	q	q	q	J

Illiquid securities. Securities which cannot be readily sold because there is no active market. Special Equities and High Social Impact Investments are illiquid. Risks: Liquidity, Market and Transaction.

	15N	15N	15N	15N	15N

Unleveraged Derivative Securities

Asset-backed securities. Securities are backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases, or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

	q	q	q	q	J

Mortgage-backed securities. Securities are backed by pools of mortgages, including senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

	q	q	q	q	J

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.

	q	q	5T	5T	q

Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

	5T2	J2	5T2	5T2	5T2

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

	5N3	J3	5N3	5N3	5N3

1   Excludes any high social impact investments.

2   Based on net premium payments.

3   Based on initial margin required to establish the position.

Glossary of Certain Investment Risks

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that unanticipated prepayments may occur when interest rates decline, typically reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment Selection Process

In seeking a Fund's investment objective, investments for the Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for a Fund must be consistent with the Fund's current financial and social criteria.

Investments in fixed income securities for Calvert's socially screened funds may be made prior to the application of social analysis, due to the nature of the fixed income market, where unlike equities, fixed income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform social analysis prior to purchase. However, following purchase, the fixed income security is evaluated according to the Fund's social criteria and if it is not found to meet the standards for the Fund's social criteria, the security must be sold as soon as is possible, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund's social criteria apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers that satisfy each Fund's investment objective and social criteria.

Each Fund may invest in ETFs for the limited purpose of managing the Fund's cash position consistent with the Fund's applicable benchmark. The ETFs in which a Fund may invest will not be screened and will not be required to meet any of the social investment criteria otherwise applicable to investments made by that Fund. In addition, the ETFs in which a Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund's social investment criteria. The principal purpose of investing in ETFs is not to achieve a social goal by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund's applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

Each Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address the corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, indigenous peoples' rights, community relations, and positive product and business practices, as well as corporate governance. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company as well as investment performance.

Each Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

CSIF Portfolios and Calvert Large Cap Growth

The Funds seek to invest in companies that:

  Have good environmental compliance and performance records, develop and market innovative products and services, and embrace and advance sustainable development.
  Provide safe and healthy work environments; negotiate fairly with their workers; treat their employees with dignity and respect; and provide opportunities for women, minorities, and others who have been discriminated against or denied equal opportunities.
  Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.
  Respect the rights of indigenous peoples and their territories, cultures, environment, and livelihood.
  Produce or market products and services that are safe and enhance the health or quality of life of consumers.
  Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.
  Have sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

The Funds seek to avoid investing in companies that:

  Are the subject of serious labor related actions by federal, state or local regulatory agencies.
  Have recent significant environmental fines or violations; are significantly responsible for environmental accidents; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.
  Have serious and persistent human rights problems or directly support governments that systematically deny human rights.
  Have a pattern and practice of violating the rights of indigenous peoples.
  Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.
  Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.
  Manufacture tobacco products.
  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.
  Are significantly involved in the manufacture of alcoholic beverages.
  Have direct involvement in gambling operations.
  Have poor corporate governance or engage in harmful or unethical business practices.

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

CWVF International Equity

CWVF International Equity seeks to invest in companies that:

  Take positive steps to improve environmental management and performance, and provide innovative and forward-looking solutions to environmental problems through their products and services.
  Have positive labor practices, including hiring and promoting women and ethnic minorities; respecting the right to form unions and bargain collectively; complying, at a minimum, with domestic hour and wage laws; and providing good health and safety standards. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria.
  Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.
  Respect the rights of indigenous peoples and their territories, cultures, environment, and livelihood.
  Produce or market products and services that are safe and enhance the health or quality of life of consumers.
  Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.
  Have sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

CWVF International Equity seeks to avoid investing in companies that:

  Directly contribute to the systematic denial of basic human rights.
  Demonstrate a pattern of employing forced, compulsory or child labor.
  Have poor environmental compliance and performance records and lack programs and policies to address environmental impacts; or whose business or operations threaten environmental sustainability; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.
  Have poor corporate governance or engage in harmful or unethical business practices.
  Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.
  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.
  Derive more than 10% of revenues from the production of tobacco or alcohol products.

Calvert International Opportunities

Calvert International Opportunities seeks to invest in companies that:

  Take positive steps to improve environmental management and performance, and provide innovative and forward-looking solutions to environmental problems through their products and services. Calvert will also consider investment in companies that are leaders in developing renewable energy and/or mitigating climate change, even though they may also be involved in nuclear power. However, Calvert will seek to avoid investing in companies that own or operate new nuclear power plants and/or do not meet Calvert's rigorous standards of performance regarding the safety and security of their nuclear power operations.
  Have positive labor practices, including hiring and promoting women and ethnic minorities; respecting the right to form unions and bargain collectively; complying, at a minimum, with domestic hour and wage laws; and providing good health and safety standards. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria.
  Uphold corporate responsibility abroad, as well as at home, by developing and observing appropriate human rights standards.
  Respect the rights of indigenous peoples and their territories, cultures, environment, and livelihood.
  Produce or market products and services that are safe and enhance the health or quality of life of consumers.
  Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.
  Exhibit sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

Calvert International Opportunities seeks to avoid investing in companies that:

  Directly contribute to the systematic denial of basic human rights.
  Demonstrate a pattern of employing forced, compulsory or child labor.
  Have poor environmental compliance and performance records and lack programs and policies to address environmental impacts; or whose business or operations threaten environmental sustainability; or own or operate new nuclear power plants.
  Have poor corporate governance or engage in harmful or unethical business practices.
  Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.
  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.
  Derive more than 10% of revenues from the production of tobacco or alcohol products.

Special Investment Programs

As part of Calvert's and Fund shareholders' ongoing commitment to providing and fostering innovative initiatives, certain Funds invest a small percentage of their respective assets in special investment programs that are non-principal investment strategies pioneered by Calvert -- High Social Impact Investments, Special Equities, and the Calvert Manager Discovery Program.

CWVF International Equity and Calvert International Opportunities have limits on investments in U.S. companies of 5% and 10% of net assets, respectively; these percentages exclude High Social Impact Investments and Special Equities Investments.

High Social Impact Investments

High Social Impact Investments is a program that targets a percentage of a Fund's assets (up to 3% for each of CWVF International Equity and Calvert International Opportunities, and up to 1% for each of the other Funds). High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Funds' social criteria. Those investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities.

The Funds believe that these investments have a significant social return through their impact in our local communities.

Each Fund's High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund's investment advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund's Board and under the ultimate supervision of the Board. See "How Shares Are Priced."

Pursuant to an exemptive order, the Funds may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Funds and Calvert Group, Ltd., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities.

The Funds may also invest directly in high social impact issuers, such as through Social Enterprises in conjunction with the Special Equities investment program (see "Special Equities" below).

Special Equities

CSIF Equity, CWVF International Equity, Calvert International Opportunities, and Calvert Large Cap Growth

Each of these Funds has a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. Special Equities investments are subject to each Fund's limit on illiquid securities (which is no more than 15% of a Fund's net assets). The investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds. Most Special Equities investments are expected to have a projected market-rate risk adjusted return. A small percentage of the program may be invested in Social Enterprises, issues that have a projected below-market risk adjusted rate of return, but are expected to have a high degree of positive impact on societal change. The Special Equities Sub-Committee of the Investment Performance Oversight Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk - they are subject to liquidity, information and, if a debt investment, credit risk. A Fund's Special Equities are valued under the direction of the Fund's Board.

Pursuant to approval by each Fund's Board of Trustees/Directors, each Fund has retained Stephen Moody and Jean-Luc Park as consultants to provide investment research regarding the Special Equities Program.

Shareholder Advocacy and Social Responsibility

As each Fund's investment advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert seeks to positively influence corporate behavior through its role as a shareholder by moving companies toward higher standards of social and environmental responsibility. Calvert's activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its social research process. After a Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and social responsibility at annual stockholder meetings. Calvert votes all proxies consistent with the financial and social objectives of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of social issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

About Calvert

Calvert Asset Management Company, Inc. (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of September 30, 2008, Calvert was the investment advisor for 42 mutual fund portfolios, including the first family and broadest array of socially screened funds, and had over $14 billion in assets under management.

Advisor, Subadvisors and Portfolio Managers

Information is provided below identifying each individual and or member of a team who is employed by or associated with the Advisor and respective Subadvisor (if any) of each Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a "Portfolio Manager"). The SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the respective Fund.

CSIF Equity

Atlanta Capital Management Company, L.L.C. (Atlanta Capital), Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309, has managed the assets of CSIF Equity since September 1998.
Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team

Richard B. England, CFA	Managing Director, Principal and Portfolio Manager	Since 2004	2001-2004: Senior Portfolio Manager, Putnam Investments. 2004-Present: Portfolio Manager, Atlanta Capital. July 31, 2006: Portfolio Manager for this Fund.	Lead Portfolio Manager

Marilyn R. Irvin, CFA	Senior Vice President, Principal and Portfolio Manager	Since 1989	Atlanta Capital 2000-2004: Also Analyst	Portfolio Manager

William R. Hackney III, CFA	Managing Partner and Portfolio Manager	Since 1995	Atlanta Capital Also Executive Committee Member and Co-Head of Investments.	Portfolio Manager

Calvert Large Cap Growth

Bridgeway Capital Management, Inc. (Bridgeway), 5615 Kirby Drive, Suite 518, Houston, Texas 77005-2448, has managed the assets of Calvert Large Cap Growth (previously the Bridgeway Fund, Inc. Social Responsibility Portfolio) since its inception in 1994. The firm has been in business since 1993. The firm is controlled by John Montgomery and his family.
Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team

John N.R. Montgomery	President	Since 1993	Mr. Montgomery founded Bridgeway.	Portfolio Manager

CWVF International Equity

Acadian Asset Management, LLC (Acadian), One Post Office Square, 20th Floor, Boston, MA 02109, has managed the assets of CWVF International Equity since March 2006. The firm has been in business since 1986 and focuses specifically on international equity management. The firm is a wholly-owned subsidiary of Old Mutual Asset Managers (US), LLC, which is an indirect wholly-owned subsidiary of Old Mutual plc, a UK-listed financial services company.
Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team

Raymond F. Mui	Senior Vice President and Portfolio Manager	Since 1991	Senior Vice President and Portfolio Manager	Portfolio Manager

Brian K. Wolahan	Senior Vice President and Portfolio Manager	Since 1990	Senior Vice President and Portfolio Manager	Portfolio Manager and Director of Alternative Strategies

Calvert International Opportunities

F&C Management Limited (F&C), Exchange House, Primrose Street, London EC2A 2NY, United Kingdom, has managed the assets of Calvert International Opportunities since its inception in May 2007. F&C, a corporation organized under the laws of the United Kingdom, registered with the SEC as an investment advisor in 1991. F&C is a wholly owned subsidiary of F&C Asset Management plc, which was incorporated in 1868 in London with the launch of the world's first investment trust and today manages through the F&C group of companies more than $200 billion in international and global equities, fixed income, property, socially responsible and alternative strategies.
Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team

Sophie Horsfall	Director, Global Equities Group	Since 2001	2002-present: Portfolio Manager, F&C	Lead Portfolio Manager

Jeremy Tigue	Director and Head of Global Equities	Since 1981	2002-present: Head, F&C Global Equities Group; also Manager, Foreign & Colonial Investment Trust	Head of Global Equities

Terry Coles	Assistant Director, Global Equities Group	Since 2006	2002-2006: Global Equities Fund Manager, Morgan Stanley September 2006-present: Fund Manager, Global Equities, F&C	Alternate Portfolio Manager

CSIF Bond

Calvert Asset Management Company, Inc.

See "About Calvert" above.
Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team

Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 1997	Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997 Mr. Habeeb has over 20 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager

Each of the Funds has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor (that is not an "affiliated person" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")) without shareholder approval. See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees, if any, paid directly by the Fund. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Fund to Calvert.) The advisory fee does not include administrative fees.
Fund	Advisory Fee
CSIF Equity	0.50%
Calvert Large Cap Growth	0.54%1
CWVF International Equity	0.70%2
Calvert International Opportunities	0.80%3
CSIF Bond	0.35%

1   The advisory fee includes a 0.45% subadvisory fee the Fund pays directly to the Subadvisor. The subadvisory fee is 0.45% on the first $1 billion of the Fund's average daily net assets and 0.425% on the Fund's average daily net assets in excess of $1 billion. The Subadvisor may earn (or have its base fee reduced by) a performance fee adjustment ("Performance Fee"), which shall vary with the Fund's performance over a "performance period" as compared to a "benchmark index" and will range from a minimum of -0.25% to a maximum of +0.25% based on the extent to which performance of the Fund's Class I Shares exceeds or trails the S&P 500 Index. The performance rate adjustment is 5.00% times the difference between the performance of the Fund and that of the benchmark index, except that there is no performance adjustment if the difference between the Fund performance and the benchmark index performance is less than or equal to 2%. The performance period is the most recent one-year period ending on the last day of the previous month that the New York Stock Exchange was open for trading. For purposes of calculating the base fee, net assets are averaged over the most recent month of the rolling one-year period. For purposes of calculating the performance fee, net assets are averaged over the rolling one-year performance period.

2   The contractual advisory fee is 0.75% on the first $250 million, 0.725% on the next $250 million and 0.675% over $500 million; the Advisor waived 0.02% in advisory fees.

3   Calvert International Opportunities has not operated for a full fiscal year. The contractual advisory fee for this Fund is shown in the table above.

A discussion regarding the basis for the approval by the Board of Trustees/Directors of the Funds of the investment advisory agreement and any applicable subadvisory agreement with respect to each Fund (except the advisory and subadvisory agreements for Calvert International Opportunities) is available in the most recent Semi-Annual Report of the applicable Fund covering the fiscal period that ends on March 31 each year. A discussion regarding the basis for the approval by the Board of Directors of the investment advisory and subadvisory agreements with respect to Calvert International Opportunities is in its Annual Report for the year ended September 30, 2007.

How to Open an Account

Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with Calvert Distributors, Inc. ("CDI"), the Funds' distributor, to offer Class Y shares to their clients. A financial intermediary includes a broker, dealer, bank (including a bank trust department), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling or administration agreement with CDI.

The use of Class Y shares by a financial intermediary will depend on, among other things, the structure of the particular fee-based program. CDI will make, in its sole discretion, all determinations as to eligibility to purchase Class Y shares of a Fund.
Minimum To Open an Account	Minimum Additional Investments
$2,000	$250

A Fund may waive investment minimums and any applicable service fees at its discretion.

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange ("NYSE") is open and the Fund is open but federal wires and check purchases cannot be received because the banks and post offices are closed.

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. Each Fund requires your name, date of birth, residential street address or principal place of business, social security number, and employer identification number or other governmental issued identification when you open an account in order to verify your identity. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If a Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Through your Broker-Dealer

Your broker-dealer must receive your purchase request before the close of regular trading (generally 4 p.m. ET) on the NYSE to receive that day's NAV. Your broker-dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

How Shares are Priced

The price of shares is based on each Fund's NAV. The NAV is computed by adding the value of a Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

The Funds may hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Trustees and pursuant to a Fund's valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to a Fund's valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair-value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

When Your Account Will Be Credited

Your purchase will be processed at the next NAV calculated after your order is received in good order as defined below. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. Any purchase less than the $250 minimum for subsequent investments will be charged a service fee of $3. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in "good order." This means that your request must include:

  The Fund name and account number.
  The amount of the transaction (in dollars or shares).
  Signatures of all owners exactly as registered on the account (for mail requests).
  Signature guarantees (if required).*
  Any supporting legal documentation that may be required.
  Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information.

Purchase and Redemption of Shares Through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order. The customer orders will be priced at the Fund's NAV next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the security until the security can be sold. Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Redemption Fee

In its effort to detect and prevent market timing, each Fund charges a 2% redemption fee on redemptions, including exchanges, within 30 days of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under "Other Calvert Features/Policies -- Market Timing Policy." In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund's redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code.
  Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees.
  Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.
  Redemption of shares purchased with reinvested dividends or capital gain distributions.
  Shares transferred from one retirement plan to another in the same Fund.
  Shares redeemed as part of a retirement plan termination or restructuring.
  Redemption of shares of a Fund held as a default investment option in a retirement plan.
  Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that either (i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (ii) as described under "Other Calvert Features/Policies - Market Timing," implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund's Transfer Agent.

In order to determine your eligibility for a redemption fee waiver, it may be necessary to notify your broker/dealer or the Fund of the qualifying circumstances and to provide any applicable supporting documentation.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will properly assess the fee.

OTHER CALVERT FEATURES / Policies

Exchanges

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund, and the exchange must satisfy the minimum investment amount for that Calvert Fund.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (i.e., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Accordingly, the Funds' Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in each Fund, which may include the imposition of redemption fees (see "How to Sell Shares - Redemption Fee"). The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange (purchase side only) request it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of any Fund through a service provider, such as a broker-dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Trustees. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund's Board of Trustees. The Board of Trustees of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund's Board of Trustees. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under "How to Sell Shares" in this prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account (i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (ii) as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee. If a significant percentage of a Fund's shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

Each Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CDI also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of Fund prospectuses and annual and semi-annual reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance

Please maintain a balance in each of your Fund accounts of at least $1,000. If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.
CSIF Bond	Paid monthly
CSIF Equity	Paid annually
Calvert Large Cap Growth	Paid annually
CWVF International Equity	Paid annually
Calvert International Opportunities	Paid annually

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. Government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

Arrangements with Broker/Dealers

CDI may pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker/dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to a Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund's financial statements, which were audited by KPMG LLP. Their report, along with a Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

Equity Portfolio
Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class A Shares	2008	2007	2006
Net asset value, beginning	$41.06	$37.15	$35.38
Income from investment operations
Net investment income (loss)	.01	**	(.02)
Net realized and unrealized gain (loss)	(3.31)	5.50	2.38
Total from investment operations	(3.30)	5.50	2.36
Distributions from
Net realized gains	(2.43)	(1.59)	(.59)
Total distributions	(2.43)	(1.59)	(.59)
Total increase (decrease) in net asset value	(5.73)	3.91	1.77
Net asset value, ending	$35.33	$41.06	$37.15

Total return*	(8.62%)	15.23%	6.74%
Ratios to average net assets:A
Net investment income (loss)	.03% (a)	(.01%)	(.06%)
Total expenses	1.21% (a)	1.21%	1.23%
Expenses before offsets	1.21% (a)	1.21%	1.23%
Net expenses	1.21% (a)	1.21%	1.23%
Portfolio turnover	23%	35%	35%
Net assets, ending (in thousands)	$877,429	$1,000,992	$907,459

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2005	2004	2003
Net asset value, beginning	$31.63	$29.43	$23.84
Income from investment operations
Net investment income (loss)	.03	(.09)	(.06)
Net realized and unrealized gain (loss)	3.72	2.29	5.67
Total from investment operations	3.75	2.20	5.61
Distributions from
Net realized gains	--	--	(.02)
Total increase (decrease) in net asset value	3.75	2.20	5.59
Net asset value, ending	$35.38	$31.63	$29.43

Total return*	11.86%	7.48%	23.56%
Ratios to average net assets:A
Net investment income (loss)	.08%	(.32%)	(.26%)
Total expenses	1.25%	1.25%	1.29%
Expenses before offsets	1.25%	1.25%	1.29%
Net expenses	1.24%	1.24%	1.29%
Portfolio turnover	31%	17%	29%
Net assets, ending (in thousands)	$858,873	$695,472	$530,322

Equity Portfolio
Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class B Shares	2008	2007	2006
Net asset value, beginning	$37.29	$34.15	$32.84
Income from investment operations
Net investment income (loss)	(.14)	(.33)	(.32)
Net realized and unrealized gain (loss)	(2.97)	5.06	2.22
Total from investment operations	(3.11)	4.73	1.90
Distributions from
Net realized gains	(2.43)	(1.59)	(.59)
Total distributions	(2.43)	(1.59)	(.59)
Total increase (decrease) in net asset value	(5.54)	3.14	1.31
Net asset value, ending	$31.75	$37.29	$34.15

Total return*	(8.99%)	14.28%	5.85%
Ratios to average net assets:A
Net investment income (loss)	(.81%) (a)	(.84%)	(.90%)
Total expenses	2.05% (a)	2.04%	2.06%
Expenses before offsets	2.05% (a)	2.04%	2.06%
Net expenses	2.05% (a)	2.04%	2.06%
Portfolio turnover	23%	35%	35%
Net assets, ending (in thousands)	$70,752	$87,476	$95,903

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2005	2004	2003
Net asset value, beginning	$29.61	$27.78	$22.70
Income from investment operations
Net investment income (loss)	(.24)	(.33)	(.25)
Net realized and unrealized gain (loss)	3.47	2.16	5.35
Total from investment operations	3.23	1.83	5.10
Distributions from
Net realized gains	--	--	(.02)
Total increase (decrease) in net asset value	3.23	1.83	5.08
Net asset value, ending	$32.84	$29.61	$27.78

Total return*	10.91%	6.59%	22.50%
Ratios to average net assets:A
Net investment income (loss)	(.77%)	(1.16%)	(1.12%)
Total expenses	2.09%	2.09%	2.15%
Expenses before offsets	2.09%	2.09%	2.15%
Net expenses	2.09%	2.08%	2.15%
Portfolio turnover	31%	17%	29%
Net assets, ending (in thousands)	$105,189	$86,242	$70,824

Equity Portfolio
Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class C Shares	2008	2007	2006
Net asset value, beginning	$34.73	$31.89	$30.68
Income from investment operations.
Net investment income (loss)	(.11)	(.25)	(.26)
Net realized and unrealized gain (loss)	(2.76)	4.68	2.06
Total from investment operations	(2.87)	4.43	1.80
Distributions from
Net realized gains	(2.43)	(1.59)	(.59)
Total distributions	(2.43)	(1.59)	(.59)
Total increase (decrease) in net asset value	(5.30)	2.84	1.21
Net asset value, ending	$29.43	$34.73	$31.89

Total return*	(8.97%)	14.35%	5.93%
Ratios to average net assets:A
Net investment income (loss)	(.72%) (a)	(.76%)	(.82%)
Total expenses	1.97% (a)	1.96%	1.99%
Expenses before offsets	1.97% (a)	1.96%	1.99%
Net expenses	1.96% (a)	1.96%	1.98%
Portfolio turnover	23%	35%	35%
Net assets, ending (in thousands)	$105,732	$119,917	$109,468

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2005	2004	2003
Net asset value, beginning	$27.64	$25.92	$21.17
Income from investment operations.
Net investment income (loss)	(.20)	(.27)	(.22)
Net realized and unrealized gain (loss)	3.24	1.99	4.99
Total from investment operations	3.04	1.72	4.77
Distributions from
Net realized gains	--	--	(.02)
Total increase (decrease) in net asset value	3.04	1.72	4.75
Net asset value, ending	$30.68	$27.64	$25.92

Total return*	11.00%	6.64%	22.56%
Ratios to average net assets:A
Net investment income (loss)	(.69%)	(1.09%)	(1.06%)
Total expenses	2.01%	2.03%	2.10%
Expenses before offsets	2.01%	2.03%	2.10%
Net expenses	2.01%	2.03%	2.09%
Portfolio turnover	31%	17%	29%
Net assets, ending (in thousands)	$107,305	$86,514	$61,897

Equity Portfolio
Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class I Shares	2008	2007	2006
Net asset value, beginning	$42.79	$38.44	$36.40
Income from investment operations
Net investment income	.12	.21	.17
Net realized and unrealized gain (loss)	(3.47)	5.73	2.46
Total from investment operations	(3.35)	5.94	2.63
Distributions from
Net realized gains	(2.43)	(1.59)	(.59)
Total distributions	(2.43)	(1.59)	(.59)
Total increase (decrease) in net asset value	(5.78)	4.35	2.04
Net asset value, ending	$37.01	$42.79	$38.44

Total return*	(8.38%)	15.88%	7.30%
Ratios to average net assets:A
Net investment income	.56% (a)	.53%	.49%
Total expenses	.68% (a)	.67%	.68%
Expenses before offsets	.68% (a)	.67%	.68%
Net expenses	.67% (a)	.66%	.67%
Portfolio turnover	23%	35%	35%
Net assets, ending (in thousands)	$133,661	$170,767	$163,685

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2005	2004	2003
Net asset value, beginning	$32.36	$29.94	$24.12
Income from investment operations
Net investment income	.19	.07	.05
Net realized and unrealized gain (loss)	3.85	2.35	5.79
Total from investment operations	4.04	2.42	5.84
Distributions from
Net realized gains	--	--	(.02)
Total increase (decrease) in net asset value	4.04	2.42	5.82
Net asset value, ending	$36.40	$32.36	$29.94

Total return*	12.48%	8.08%	24.24%
Ratios to average net assets:A
Net investment income	.63%	.25%	.32%
Total expenses	.68%	.68%	.70%
Expenses before offsets	.68%	.68%	.70%
Net expenses	.68%	.68%	.70%
Portfolio turnover	31%	17%	29%
Net assets, ending (in thousands)	$133,696	$93,347	$62,951

Calvert Large Cap Growth
Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class A Shares	2008	2007	2005
Net asset value, beginning	$35.86	$30.61	$29.32
Income from investment operations
Net investment income (loss)	(.07)	(.01)	(.10)
Net realized and unrealized gain (loss)	(5.05)	5.26	1.39
Total from investment operations	(5.12)	5.25	1.29
Distributions from
Net investment income	--	--	--
Net realized gain	(.40)	--	--
Total distributions	(.40)	--	--
Total increase (decrease) in net asset value	(5.52)	5.25	1.29
Net asset value, ending	$30.34	$35.86	$30.61

Total return*	(14.47%)	17.15%	4.40%
Ratios to average net assets:A
Net investment income (loss)	(.39%) (a)	(.04%)	(.43%)
Total expenses	1.54% (a)	1.28%	1.52%
Expenses before offsets	1.54% (a)	1.28%	1.52%
Net expenses	1.53% (a)	1.27%	1.51%
Portfolio turnover	47%	49%	34%
Net assets, ending (in thousands)	$843,641	$1,026,289	$842,433

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2005	2004	2003
Net asset value, beginning	$24.37	$21.09	$16.25
Income from investment operations
Net investment income (loss)	(.12)	(.10)	(.16)
Net realized and unrealized gain (loss)	5.07	3.38	5.00
Total from investment operations	4.95	3.28	4.84
Total increase (decrease) in net asset value	4.95	3.28	4.84
Net asset value, ending	$29.32	$24.37	$21.09
Total return*	20.31%	15.55%	29.78%
Ratios to average net assets:A
Net investment income (loss)	(.72%)	(.87%)	(1.07%)
Total expenses	1.56%	1.85%	2.53%
Expenses before offsets	1.56%	1.62%	1.70%
Net expenses	1.55%	1.61%	1.68%
Portfolio turnover	61%	56%	78%
Net assets, ending (in thousands)	$373,113	$97,781	$18,139

Calvert Large Cap Growth
Financial Highlights
		Periods Ended
	March 30,	September 30,	September 30,
Class B Shares	2008	2007	2006
Net asset value, beginning	$33.65	$28.95	$27.97
Income from investment operations
Net investment income (loss)	(.22)	(.27)	(.32)
Net realized and unrealized gain (loss)	(4.70)	4.97	1.30
Total from investment operations	(4.92)	4.70	.98
Distributions from
Net investment income	--	--	--
Net realized gain	(.40)	--	--
Total distributions	(.40)	--	--
Total increase (decrease) in net asset value	(5.32)	4.70	.98
Net asset value, ending	$28.33	$33.65	$28.95

Total return*	(14.83%)	16.23%	3.50%
Ratios to average net assets:A
Net investment income (loss)	(1.22%) (a)	(.86%)	(1.28%)
Total expenses	2.36% (a)	2.10%	2.36%
Expenses before offsets	2.36% (a)	2.10%	2.36%
Net expenses	2.36% (a)	2.09%	2.36%
Portfolio turnover	47%	49%	34%
Net assets, ending (in thousands)	$39,355	$49,951	$43,415

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2005	2004	2003
Net asset value, beginning	$23.47	$20.50	$15.96
Income from investment operations
Net investment income (loss)	(.32)	(.29)	(.28)
Net realized and unrealized gain (loss)	4.82	3.26	4.82
Total from investment operations	4.50	2.97	4.54
Total increase (decrease) in net asset value	4.50	2.97	4.54
Net asset value, ending	$27.97	$23.47	$20.50

Total return*	19.17%	14.49%	28.45%
Ratios to average net assets:A
Net investment income (loss)	(1.62%)	(1.89%)	(2.07%)
Total expenses	2.47%	2.76%	3.51%
Expenses before offsets	2.47%	2.62%	2.70%
Net expenses	2.46%	2.61%	2.68%
Portfolio turnover	61%	56%	78%
Net assets, ending (in thousands)	$29,861	$12,614	$4,705

Calvert Large Cap Growth
Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class C Shares	2008	2007	2006
Net asset value, beginning	$33.86	$29.11	$28.10
Income from investment operations
Net investment income (loss)	(.18)	(.22)	(.26)
Net realized and unrealized gain (loss)	(4.75)	4.97	1.27
Total from investment operations	(4.93)	4.75	1.01
Distributions from
Net investment income	--	--	--
Net realized gain	(.40)	--	--
Total distributions	(.40)	--	--
Total increase (decrease) in net asset value	(5.33)	4.75	1.01
Net asset value, ending	$28.53	$33.86	$29.11

Total return*	(14.76%)	16.32%	3.59%
Ratios to average net assets:A
Net investment income (loss)	(1.11%) (a)	(.75%)	(1.19%)
Total expenses	2.25% (a)	1.99%	2.28%
Expenses before offsets	2.25% (a)	1.99%	2.28%
Net expenses	2.25% (a)	1.99%	2.27%
Portfolio turnover	47%	49%	34%
Net assets, ending (in thousands)	$105,759	$125,951	$91,505

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2005	2004	2003
Net asset value, beginning	$23.55	$20.59	$16.02
Income from investment operations
Net investment income (loss)	(.25)	(.24)	(.26)
Net realized and unrealized gain (loss)	4.80	3.20	4.83
Total from investment operations	4.55	2.96	4.57
Total increase (decrease) in net asset value	4.55	2.96	4.57
Net asset value, ending	$28.10	$23.55	$20.59

Total return*	19.32%	14.38%	28.53%
Ratios to average net assets:A
Net investment income (loss)	(1.54%)	(1.88%)	(2.08%)
Total expenses	2.39%	2.74%	3.78%
Expenses before offsets	2.39%	2.62%	2.70%
Net expenses	2.38%	2.61%	2.68%
Portfolio turnover	61%	56%	78%
Net assets, ending (in thousands)	$41,036	$11,288	$2,635

Calvert Large Cap Growth
Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class I Shares	2008	2007	2006
Net asset value, beginning	$37.35	$31.69	$30.20
Income from investment operations
Net investment income (loss)	.02	.14	.03
Net realized and unrealized gain (loss)	(5.27)	5.52	1.46
Total from investment operations	(5.25)	5.66	1.49
Distributions from
Net investment income	(.03)	--	--
Net realized gain	(.40)	--	--
Total distributions	(.43)	--	--
Total increase (decrease) in net asset value	(5.68)	5.66	1.49
Net asset value, ending	$31.67	$37.35	$31.69

Total return*	(14.24%)	17.86%	4.93%
Ratios to average net assets:A
Net investment income (loss)	.17% (a)	.55%	.12%
Total expenses	.97% (a)	.71%	.97%
Expenses before offsets	.97% (a)	.71%	.97%
Net expenses	.96% (a)	.70%	.96%
Portfolio turnover	47%	49%	34%
Net assets, ending (in thousands)	$493,443	$553,280	$239,542

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2005	2004	2003
Net asset value, beginning	$24.95	$21.46	$16.44
Income from investment operations
Net investment income (loss)	(.03)	(.06)	(.10)
Net realized and unrealized gain (loss)	5.28	3.55	5.12
Total from investment operations	5.25	3.49	5.02
Total increase (decrease) in net asset value	5.25	3.49	5.02
Net asset value, ending	$30.20	$24.95	$21.46

Total return*	21.04%	16.26%	30.54%
Ratios to average net assets:A
Net investment income (loss)	(.15%)	(.30%)	(.46%)
Total expenses	.99%	1.72%	2.07%
Expenses before offsets	.98%	1.02%	1.10%
Net expenses	.97%	1.01%	1.08%
Portfolio turnover	61%	56%	78%
Net assets, ending (in thousands)	$109,291	$6,280	$3,828

Calvert World Values International Equity
Financial Highlights
			Periods Ended
		March 31,	September 30,	September 30,
Class A Shares		2008	2007	2006
Net asset value, beginning		$25.57	$23.87	$20.29
Income from investment operations
Net investment income (loss)		.04	.22	.24
Net realized and unrealized gain (loss)		(3.40)	4.61	3.51
Total from investment operations		(3.36)	4.83	3.75
Distributions from
Net investment income		(.24)	(.20)	(.17)
Net realized gain		(1.93)	(2.93)	--
Total distributions		(2.17)	(3.13)	(.17)
Total increase (decrease) in net asset value		(5.53)	1.70	3.58
Net asset value, ending		$20.04	$25.57	$23.87

Total return*		(14.02%)	21.72%	18.58%
Ratios to average net assets:A
Net investment income (loss)		.55% (a)	1.08%	1.19%
Total expenses		1.64% (a)	1.62%	1.73%
Expenses before offsets		1.62% (a)	1.60%	1.72%
Net expenses		1.61% (a)	1.60%	1.71%
Portfolio turnover		59%	82%	120%
Net assets, ending (in thousands)		$448,937	$546,564	$401,195

			Years Ended
		September 30,	September 30,	September 30,
Class A Shares		2005	2004 (z)	2003
Net asset value, beginning		$16.60	$14.55	$11.99
Income from investment operations
Net investment income (loss)		.21	.10	.09
Net realized and unrealized gain (loss)		3.59	2.12	2.53
Total from investment operations	.	3.80	2.22	2.62
Distributions from
Net investment income		(.11)	(.17)	(.06)
Net realized gains		--	--	--
Total distributions		(.11)	(.17)	(.06)
Total increase (decrease) in net asset value		3.69	2.05	2.56
Net asset value, ending		$20.29	$16.60	$14.55

Total return*		22.95%	15.30%	21.93%
Ratios to average net assets:A
Net investment income (loss)		1.23%	.60%	.72%
Total expenses		1.86%	1.97%	2.07%
Expenses before offsets		1.86%	1.97%	2.05%
Net expenses		1.85%	1.96%	2.05%
Portfolio turnover		49%	72%	71%
Net assets, ending (in thousands)		$297,151	$213,524	$162,699

Calvert World Values International Equity
Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class B Shares	2008	2007	2006
Net asset value, beginning	$23.11	$21.85	$18.61
Income from investment operations
Net investment income (loss)	(.04)	.09	.06
Net realized and unrealized gain (loss)	(3.07)	4.10	3.18
Total from investment operations	(3.11)	4.19	3.24
Distributions from:
Net investment income	(.05)	--	**
Net realized gain	(1.93)	(2.93)	--
Total distributions	(1.98)	(2.93)	**
Total increase (decrease) in net asset value	(5.09)	1.26	3.24
Net asset value, ending	$18.02	$23.11	$21.85

Total return*	(14.40%)	20.60%	17.43%
Ratios to average net assets:A
Net investment income (loss)	(.42%) (a)	.13%	.18%
Total expenses	2.59% (a)	2.57%	2.73%
Expenses before offsets	2.57% (a)	2.54%	2.72%
Net expenses	2.57% (a)	2.54%	2.70%
Portfolio turnover	59%	82%	120%
Net assets, ending (in thousands)	$18,633	$23,805	$18,053

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2005	2004 (z)	2003
Net asset value, beginning	$15.30	$13.57	$11.33
Income from investment operations
Net investment income (loss)	.15	(.08)	(.08)
Net realized and unrealized gain (loss)	3.16	1.97	2.38
Total from investment operations	3.31	1.89	2.30
Distributions from:
Net investment income	--	(.16)	(.06)
Net realized gains	--	--	--
Total distributions	--	(.16)	(.06)
Total increase (decrease) in net asset value	3.31	1.73	2.24
Net asset value, ending	$18.61	$15.30	$13.57

Total return*	21.63%	13.95%	20.34%
Ratios to average net assets:A
Net investment income (loss)	.20%	(.54%)	(.64%)
Total expenses	2.92%	3.14%	3.44%
Expenses before offsets	2.92%	3.14%	3.42%
Net expenses	2.91%	3.13%	3.41%
Portfolio turnover	49%	72%	71%
Net assets, ending (in thousands)	$14,232	$8,934	$6,176

Calvert World Values International Equity
Financial Highlights
			Periods Ended
		March 31,	September 30,	September 30,
Class C Shares		2008	2007	2006
Net asset value, beginning		$22.51	$21.34	$18.18
Income from investment operations
Net investment income (loss)		(.02)	.13	.13
Net realized and unrealized gain (loss)		(3.00)	3.99	3.06
Total from investment operations		(3.02)	4.12	3.19
Distributions from:
Net investment income		(.06)	(.02)	(.03)
Net realized gain		(1.93)	(2.93)	--
Total distributions		(1.99)	(2.95)	(.03)
Total increase (decrease) in net asset value		(5.01)	1.17	3.16
Net asset value, ending		$17.50	$22.51	$21.34

Total return*		(14.36%)	20.81%	17.55%
Ratios to average net assets:A
Net investment income (loss)		(.25%) (a)	.31%	.38%
Total expenses		2.45% (a)	2.43%	2.57%
Expenses before offsets		2.43% (a)	2.41%	2.56%
Net expenses		2.42% (a)	2.40%	2.55%
Portfolio turnover		59%	82%	120%
Net assets, ending (in thousands)		$43,290	$50,790	$32,723

			Years Ended
		September 30,	September 30,	September 30,
Class C Shares		2005	2004 (z)	2003
Net asset value, beginning		$14.91	$13.18	$10.97
Income from investment operations
Net investment income (loss)		.15	(.04)	(.03)
Net realized and unrealized gain (loss)		3.12	1.92	2.30
Total from investment operations	.	3.27	1.88	2.27
Distributions from
Net investment income		--	(.15)	(.06)
Net realized gains		--	--	--
Total distributions		--	(.15)	(.06)
Total increase (decrease) in net asset value		3.27	1.73	2.21
Net asset value, ending		$18.18	$14.91	$13.18

Total return*		21.93%	14.33%	20.72%
Ratios to average net assets:A
Net investment income (loss)		.38%	(.25%)	(.27%)
Total expenses		2.75%	2.85%	3.09%
Expenses before offsets		2.75%	2.85%	3.07%
Net expenses		2.74%	2.84%	3.07%
Portfolio turnover		49%	72%	71%
Net assets, ending (in thousands)		$22,856	$14,533	$9,764

Calvert World Values International Equity
Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class I Shares	2008	2007	2006
Net asset value, beginning	$27.15	$25.16	$21.32
Income from investment operations
Net investment income	.10	.34	.37
Net realized and unrealized gain (loss)	(3.60)	4.93	3.72
Total from investment operations	(3.50)	5.27	4.09
Distributions from:
Net investment income	(.37)	(.35)	(.25)
Net realized gain	(1.93)	(2.93)	--
Total distributions	(2.30)	(3.28)	(.25)
Total increase (decrease) in net asset value	(5.80)	1.99	3.84
Net asset value, ending	$21.35	$27.15	$25.16

Total return*	(13.71%)	22.49%	19.35%
Ratios to average net assets:A
Net investment income (loss)	1.22% (a)	1.74%	1.84%
Total expenses	1.00% (a)	.98%	1.07%
Expenses before offsets	.97% (a)	.96%	1.06%
Net expenses	.97% (a)	.96%	1.05%
Portfolio turnover	59%	82%	120%
Net assets, ending (in thousands)	$145,373	$181,672	$124,197

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2005	2004 (z)	2003
Net asset value, beginning	$17.45	$15.17	$12.38
Income from investment operations
Net investment income	.27	.27	.22
Net realized and unrealized gain (loss)	3.88	2.19	2.63
Total from investment operations	4.15	2.46	2.85
Distributions from:
Net investment income	(.28)	(.18)	(.06)
Net realized gains	--	--	--
Total distributions	(.28)	(.18)	(.06)
Total increase (decrease) in net asset value	3.87	2.28	2.79
Net asset value, ending	$21.32	$17.45	$15.17

Total return*	23.92%	16.25%	23.12%
Ratios to average net assets:A
Net investment income (loss)	2.04%	1.60%	1.65%
Total expenses	1.17%	1.23%	1.39%
Expenses before offsets	1.11%	1.11%	1.09%
Net expenses	1.10%	1.10%	1.09%
Portfolio turnover	49%	72%	71%
Net assets, ending (in thousands)	$89,974	$48,420	$18,026

Calvert International Opportunities
Financial Highlights
	Period Ended
	March 31,	September 30,
Class A Shares	2008 (z)	2007# (z)
Net asset value, beginning	$15.32	$15.00
Income from investment operations
Net investment income	(.02)	.02
Net realized and unrealized gain (loss)	(1.31)	.30
Total from investment operations	(1.33)	.32
Total increase (decrease) in net asset value	(1.33)	.32
Net asset value, ending	$13.99	$15.32

Total return*	(8.68%)	2.13%
Ratios to average net assets: A
Net investment income	(.33%) (a)	.50% (a)
Total expenses	3.47% (a)	7.82% (a)
Expenses before offsets	1.69% (a)	1.74% (a)
Net expenses	1.66% (a)	1.66% (a)
Portfolio turnover	8%	2%
Net assets, ending (in thousands)	$9,765	$5,678

	Period Ended
	March 31,	September 30,
Class C Shares	2008 (z)	2007 ##(z)
Net asset value, beginning	$15.30	$14.74
Income from investment operations
Net investment income	(.08)	.01
Net realized and unrealized gain (loss)	(1.31)	.55
Total from investment operations	(1.39)	.56
Total increase (decrease) in net asset value	(1.39)	.56
Net asset value, ending	$13.91	$15.30

Total return*	(9.08%)	3.80%
Ratios to average net assets: A
Net investment income	(1.11%) (a)	1.14% (a)
Total expenses	12.11% (a)	66.65% (a)
Expenses before offsets	2.53% (a)	2.58% (a)
Net expenses	2.50% (a)	2.50% (a)
Portfolio turnover	8%	1%
Net assets, ending (in thousands)	$369	$140

Calvert International Opportunities
Financial Highlights
	Period Ended
	March 31,	September 30,
Class I Shares	2008 (z)	2007 #(z)
Net asset value, beginning	$15.35	$15.00
Income from investment operations
Net investment income	.01	.04
Net realized and unrealized gain (loss)	(1.31)	.31
Total from investment operations	(1.30)	.35
Total increase (decrease) in net asset value	(1.30)	.35
Net asset value, ending	$14.05	$15.35

Total return*	(8.47%)	2.33%
Ratios to average net assets: A
Net investment income	.09% (a)	.78% (a)
Total expenses	2.57% (a)	7.47% (a)
Expenses before offsets	1.23% (a)	1.28% (a)
Net expenses	1.20% (a)	1.20% (a)
Portfolio turnover	8%	2%
Net assets, ending (in thousands)	$4,097	$3,075

Bond Portfolio
Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class A Shares	2008	2007	2006
Net asset value, beginning	$15.92	$15.83	$16.18
Income from investment operations
Net investment income	.36	.69	.64
Net realized and unrealized gain (loss)	.10	.13	(.05)
Total from investment operations	.46	.82	.59
Distributions from
Net investment income	(.36)	(.70)	(.64)
Net realized gains	(.25)	(.03)	(.30)
Total distributions	(.61)	(.73)	(.94)
Total increase (decrease) in net asset value	(0.15)	0.09	(.35)
Net asset value, ending	$15.77	$15.92	$15.83

Total return*	2.94%	5.31%	3.82%
Ratios to average net assets:A
Net investment income	4.63% (a)	4.41%	4.16%
Total expenses	1.10% (a)	1.12%	1.14%
Expenses before offsets	1.10% (a)	1.12%	1.14%
Net expenses	1.09% (a)	1.11%	1.13%
Portfolio turnover	112%	190%	150%
Net assets, ending (in thousands)	$568,718	$453,813	$336,698

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2005	2004	2003
Net asset value, beginning	$16.33	$16.29	$15.80
Income from investment operations
Net investment income	.47	.45	.58
Net realized and unrealized gain (loss)	.32	.48	.67
Total from investment operations	.79	.93	1.25
Distributions from
Net investment income	(.48)	(.45)	(.56)
Net realized gains	(.46)	(.44)	(.20)
Total distributions	(.94)	(.89)	(.76)
Total increase (decrease) in net asset value	(.15)	.04	.49
Net asset value, ending	$16.18	$16.33	$16.29

Total return*	5.05%	5.97%	8.20%
Ratios to average net assets:A
Net investment income	3.00%	2.82%	3.62%
Total expenses	1.16%	1.19%	1.18%
Expenses before offsets	1.16%	1.19%	1.18%
Net expenses	1.16%	1.18%	1.17%
Portfolio turnover	161%	244%	395%
Net assets, ending (in thousands)	$237,396	$172,470	$148,791

Bond Portfolio
Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class B Shares	2008	2007	2006
Net asset value, beginning	$15.84	$15.76	$16.11
Income from investment operations
Net investment income	.29	.54	.50
Net realized and unrealized gain (loss)	.08	.12	(.05)
Total from investment operations	.37	.66	.45
Distributions from
Net investment income	(.29)	(.55)	(.50)
Net realized gains	(.25)	(.03)	(.30)
Total distributions	(.54)	(.58)	(.80)
Total increase (decrease) in net asset value	(.17)	0.08	(.35)
Net asset value, ending	$15.67	$15.84	$15.76

Total return*	2.34%	4.29%	2.89%
Ratios to average net assets:A
Net investment income	3.64% (a)	3.43%	3.17%
Total expenses	2.09% (a)	2.09%	2.09%
Expenses before offsets	2.09% (a)	2.09%	2.09%
Net expenses	2.08% (a)	2.08%	2.08%
Portfolio turnover	112%	190%	150%
Net assets, ending (in thousands)	$15,220	$14,834	$17,154

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2005	2004	2003
Net asset value, beginning	$16.27	$16.22	$15.75
Income from investment operations
Net investment income	.32	.31	.43
Net realized and unrealized gain (loss)	.31	.49	.66
Total from investment operations	.63	.80	1.09
Distributions from
Net investment income	(.33)	(.31)	(.42)
Net realized gains	(.46)	(.44)	(.20)
Total distributions	(.79)	(.75)	(.62)
Total increase (decrease) in net asset value	(.16)	.05	.47
Net asset value, ending	$16.11	$16.27	$16.22

Total return*	4.03%	5.11%	7.13%
Ratios to average net assets:A
Net investment income	2.03%	1.93%	2.70%
Total expenses	2.11%	2.09%	2.08%
Expenses before offsets	2.11%	2.09%	2.08%
Net expenses	2.10%	2.08%	2.07%
Portfolio turnover	161%	244%	395%
Net assets, ending (in thousands)	$18,559	$17,605	$18,860

Bond Portfolio
Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class C Shares	2008	2007	2006
Net asset value, beginning	$15.83	$15.75	$16.09
Income from investment operations
Net investment income	.30	.56	.51
Net realized and unrealized gain (loss)	.10	.12	(.04)
Total from investment operations	.40	.68	.47
Distributions from
Net investment income	(.30)	(.57)	(.51)
Net realized gains	(.25)	(.03)	(.30)
Total distributions	(.55)	(.60)	(.81)
Total increase (decrease) in net asset value	(.15)	0.08	(.34)
Net asset value, ending	$15.68	$15.83	$15.75

Total return*	2.54%	4.41%	3.01%
Ratios to average net assets:A
Net investment income	3.85% (a)	3.61%	3.31%
Total expenses	1.90% (a)	1.92%	1.99%
Expenses before offsets	1.90% (a)	1.92%	1.99%
Net expenses	1.89% (a)	1.91%	1.98%
Portfolio turnover	112%	190%	150%
Net assets, ending (in thousands)	$48,008	$36,202	$27,447

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2005	2004	2003
Net asset value, beginning	$16.25	$16.21	$15.73
Income from investment operations
Net investment income	.34	.31	.43
Net realized and unrealized gain (loss)	.30	.48	.67
Total from investment operations	.64	.79	1.10
Distributions from
Net investment income	(.34)	(.31)	(.42)
Net realized gains	(.46)	(.44)	(.20)
Total distributions	(.80)	(.75)	(.62)
Total increase (decrease) in net asset value	(.16)	.04	.48
Net asset value, ending	$16.09	$16.25	$16.21

Total return*	4.09%	5.06%	7.21%
Ratios to average net assets:A
Net investment income	2.13%	1.94%	2.71%
Total expenses	2.04%	2.07%	2.07%
Expenses before offsets	2.04%	2.07%	2.07%
Net expenses	2.03%	2.06%	2.06%
Portfolio turnover	161%	244%	395%
Net assets, ending (in thousands)	$19,276	$13,130	$11,320

Bond Portfolio
Financial Highlights
		Periods Ended
	March 31,	September 30,	September 30,
Class I Shares	2008	2007	2006
Net asset value, beginning	$15.94	$15.85	$16.18
Income from investment operations
Net investment income	.41	.78	.73
Net realized and unrealized gain (loss)	.10	.13	(.04)
Total from investment operations	.51	.91	.69
Distributions from
Net investment income	(.41)	(.79)	(.72)
Net realized gains	(.25)	(.03)	(.30)
Total distributions	(.66)	(.82)	(1.02)
Total increase (decrease) in net asset value	(.15)	0.09	(.33)
Net asset value, ending	$15.79	$15.94	$15.85

Total return*	3.24%	5.89%	4.48%
Ratios to average net assets:A
Net investment income	5.21% (a)	4.99%	4.77%
Total expenses	0.52% (a)	.53%	.56%
Expenses before offsets	0.52% (a)	.53%	.56%
Net expenses	0.51% (a)	.52%	.55%
Portfolio turnover	112%	190%	150%
Net assets, ending (in thousands)	$191,402	$152,871	$74,714

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2005	2004	2003
Net asset value, beginning	$16.33	$16.29	$15.81
Income from investment operations
Net investment income	.57	.55	.67
Net realized and unrealized gain (loss)	.31	.48	.66
Total from investment operations	.88	1.03	1.33
Distributions from
Net investment income	(.57)	(.55)	(.65)
Net realized gains	(.46)	(.44)	(.20)
Total distributions	(1.03)	(.99)	(.85)
Total increase (decrease) in net asset value	(.15)	.04	.48
Net asset value, ending	$16.18	$16.33	$16.29

Total return*	5.63%	6.62%	8.74%
Ratios to average net assets:A
Net investment income	3.57%	3.41%	4.14%
Total expenses	.61%	.61%	.61%
Expenses before offsets	.61%	.61%	.61%
Net expenses	.60%	.60%	.60%
Portfolio turnover	161%	244%	395%
Net assets, ending (in thousands)	$29,278	$17,324	$17,527

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

** Amount is less than 0.01 per share.

# From May 31, 2007 inception.

## From July 31, 2007 inception.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

To Open an Account:
800-368-2748

Performance and Prices:
www.calvert.com
24 hours, 7 days a week

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI is incorporated into this prospectus by reference.

Each Fund's portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Group, Ltd.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

Each Fund also makes available its SAI and its Annual and Semi-Annual Reports, free of charge on Calvert's website at the following Internet address:
www.calvert.com

You can review and copy information about a Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act File: 811-03334 Calvert Social Investment Fund (Equity and Bond)
811-10045 Calvert Impact Fund, Inc. (Calvert Large Cap Growth)
811-06563 Calvert World Values Fund, Inc. (CWVF International Equity and Calvert International Opportunities)

Printed on recycled paper using soy inks


CALVERT WORLD VALUES FUND, INC.
Calvert Capital Accumulation Fund
Calvert World Values International Equity Fund
Calvert International Opportunities Fund

4550 Montgomery Avenue, Bethesda, Maryland 20814

Statement of Additional Information
January 31, 2008, as revised October 31, 2008

New Account Information:	(800) 368-2748 (301) 951-4820	Shareholder Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the applicable Fund's (collectively referred to as the "Funds") Prospectus dated January 31, 2008 (October 31, 2008, for Class Y Prospectus for Calvert World Values International Equity and Calvert International Opportunities). Each Fund's audited financial statements included in its most recent Annual Report to Shareholders are expressly incorporated by reference and made a part of this SAI. The prospectuses and the most recent shareholder report may be obtained free of charge by writing the respective Fund at the above address, calling the Fund, or by visiting our website at www.calvert.com.

TABLE OF CONTENTS

Supplemental Information on Principal Investment Policies and Risks	2
Non-Principal Investment Policies and Risks	4
Investment Restrictions	12
Dividends, Distributions, and Taxes	14
Net Asset Value	15
Calculation of Total Return	17
Purchase and Redemption of Shares	20
Directors and Officers	21
Investment Advisor and Subadvisors	29
Portfolio Manager Disclosure	30
Administrative Services Agent	36
Method of Distribution	37
Transfer and Shareholder Servicing Agents	39
Portfolio Transactions	40
Portfolio Holdings Disclosure	41
Personal Securities Transactions	43
Proxy Voting Disclosure	44
Process for Delivering Shareholder Communications to the Board of Directors	44
Independent Registered Public Accounting Firm and Custodian	44
General Information	44
Control Persons and Principal Holders of Securities	45
Fund Service Providers	47
Appendix A -- Proxy Voting Guidelines
Appendix B -- Corporate Bond and Commercial Paper Ratings

SUPPLEMENTAL INFORMATION ON PRINCIPAL INVESTMENT POLICIES AND RISKS

The following supplemental discussion of principal investment policies and risks applies to each of the Funds, unless otherwise noted.

Foreign Securities

Investments in foreign securities may present risks not typically involved in domestic investments. The Funds may purchase foreign securities directly on foreign markets, or those represented by American Depositary Receipts ("ADRs") and other receipts evidencing ownership of foreign securities, such as Global Depositary Receipts ("GDRs"). ADRs are United States ("U.S.") dollar-denominated and traded in the United States on exchanges or over the counter, and can be either sponsored or unsponsored. The company sponsoring the ADR is subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Less information is normally available on unsponsored ADRs. By investing in ADRs rather than directly in foreign issuers' stock, the Funds may possibly avoid some currency and some liquidity risks. However, the value of the foreign securities underlying the ADR may still be impacted by currency fluctuations. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. GDRs can involve increased currency risk since they may not be U.S. dollar-denominated.

Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Funds change investments from one country to another or converts foreign securities holdings into U.S. dollars.

U.S. Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by U.S. investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.

Emerging Market Securities. (Applies to International Equity Fund and International Opportunities Fund) Investing in emerging markets and in particular, those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. The Funds define an emerging market as any country (other than the United States or Canada) that is not included in the Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East ("EAFE") (Standard) Index. Investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse, and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Many of these countries are grappling with severe inflation or recession, high levels of national debt, and currency exchange problems. Governments in many emerging market countries participate to a significant degree in their economies and securities markets. Investments in countries or regions that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, severe cyclical climactic conditions, lack of significant history in operating under a market-oriented economy or political instability. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.

Small-Cap Issuers (Applies to International opportunities Fund)

The securities of small-cap issuers may be less actively traded than the securities of larger-cap issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies.

Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely known securities, and they tend to have a relatively higher percentage of insider ownership.

Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Small-cap issuers may have limited product lines, markets, or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Mid-Cap Issuers (Applies to Capital Accumulation Fund and International Opportunities Fund)

The securities of mid-cap issuers often have greater price volatility, lower trading volume and less liquidity than larger, more established companies. Investing in mid-cap issuers generally involves greater risk than investing in larger, established issuers. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies.

Issuer Non-Diversification Risk (Applies to Capital Accumulation Fund)

The Fund is non-diversified and may focus its investments on a small number of issuers. A fund that is "non-diversified" may invest a greater percentage of its assets in the securities of a single issuer than a fund that is "diversified." A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political, or regulatory occurrence than a more diversified fund might be. Some of those issuers might also present substantial credit, interest rate or other risks.

Leverage (Applies to International Opportunities Fund)

To the extent that the Fund makes purchases of securities where borrowing exceeds 5% of the Fund's total assets, the Fund may engage in transactions which create leverage. However, the Fund does not currently intend to engage in such transactions.

In leveraged transactions, borrowing magnifies the potential for gain or loss on the Fund's portfolio securities and therefore, if employed, increases the possibility of fluctuation in the Fund's NAV.

Any use of leverage by the Fund is premised generally upon the expectation that the Fund will achieve a greater return on its investments with the proceeds from the borrowed funds than the additional costs the Fund incurs as a result of such leverage. If the income or capital appreciation from the securities purchased with borrowed funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used. The Subadvisor may determine to maintain the Fund's leveraged position if it expects that the long-term benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

Leverage creates risks which may adversely affect the return for shareholders, including:

    fluctuations in interest rates on borrowings and short-term debt; and

    the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund's obligations under such borrowing remain fixed. If interest rates rise or if the Fund otherwise incurs losses on its investments, the Fund's NAV attributable to its shares will reflect the resulting decline in the value of its portfolio holdings.

Capital raised through borrowing will be subject to dividend payments or interest costs that may or may not exceed the income and appreciation on the assets purchased. The Fund also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund's ability to pay dividends and distributions on its shares in certain instances. The Fund may also be required to pledge its assets to lenders in connection with certain types of borrowing. The Advisor does not anticipate that these covenants or restrictions will adversely affect the Subadvisor's ability to manage the Fund's portfolio in accordance with the Fund's investment objective and policies. These covenants or restrictions may also force the Fund to liquidate investments at times and at prices that are not favorable to the Fund, or to forgo investments that the Advisor otherwise views as favorable.

To reduce its borrowings, the Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by the Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

To reduce the risks of borrowing, the Fund will limit its borrowings as described in the "Investment Restrictions."

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

The following discussion of non-principal investment policies and risks applies to each of the Funds, unless otherwise noted.

Forward Foreign Currency Contracts

Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Funds may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or decreases in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decrease correspondingly. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or by entering into forward contracts to purchase or sell foreign currencies. They may also use foreign currency options and futures.

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

The Funds may enter into forward foreign currency contracts for two reasons. First, a Fund may desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Second, a Fund may have exposure to a particular foreign currency from that Fund's portfolio securities and the Advisor and/or Subadvisor may anticipate a substantial decline in the value of that currency against the U.S. dollar. Similarly, a Fund may have exposure to a particular currency because of an overweight allocation to that currency in comparison to the Fund's applicable benchmark. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of currency market movements is difficult, and the successful execution of this hedging strategy is uncertain. Although forward foreign currency contracts tend to limit the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Emerging Market Securities (Applies to Capital Accumulation Fund)

See description of "Emerging Market Securities" in "Foreign Securities" section of "Supplemental Information on Principal Investment Policies and Risks" above.

Temporary Defensive Positions

For temporary defensive purposes -- which may include a lack of adequate purchase candidates or an unfavorable market environment -- the Funds may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements. The Funds' investments in temporary defensive positions are generally not FDIC insured, even though a bank may be the issuer.

Repurchase Agreements

Each Fund may invest up to 10% of its net assets in repurchase agreements, except that investments in repurchase agreements may exceed this limit for temporary defensive purposes. Repurchase agreements are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income. The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement.

Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Directors. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.

While an underlying security may mature after one year, repurchase agreements are generally for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

Each Fund may invest up to 10% of its net assets in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income expected to be earned on the obligation in which the underlying fund plans to invest the proceeds exceeds the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transaction. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities at least equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreement, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Directors.

Special Equities Investments

The Special Equities program allows a Fund to promote especially promising approaches to social goals through privately placed investments. As stated in the prospectus, the Special Equities Sub-Committee of the Investment Performance Oversight Committee of the Fund identifies, evaluates and selects Special Equities investments.

The Funds have retained two independent consultants to provide investment research-related services with respect to the Special Equities program. The aggregate compensation paid to the consultants by each Fund for the fiscal year ended September 30, 2007 was as follows (Capital Accumulation Fund and International Opportunities Fund have not yet begun investing in this program):

Capital Accumulation Fund	N/A
International Equity Fund	$52,114
International Opportunities Fund	N/A

High Social Impact Investments

The High Social Impact Investments program targets a percentage of a Fund's assets to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These investments may be either debt or equity investments and are illiquid. High Social Impact debt investments are unrated and are deemed by the Advisor to be the equivalent of non-investment grade debt securities - that is, lower quality debt securities (generally those rated BB or lower by Standard and Poor's ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix B for a description of the ratings). Rather than earning a higher rate, as would be expected to compensate for the higher risk (i.e., lower credit quality), they earn a rate of return that is lower than the then-prevailing market rate. There is no secondary market for these securities.

The Funds may make their High Social Impact Investments through the purchase of notes issued by the Calvert Social Investment Foundation, a non-profit organization, legally distinct from the Funds and Calvert Group, Ltd., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. The Foundation prepares its own careful credit analysis to attempt to identify those community development issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur. The Funds may also invest directly in high social impact issuers.

Illiquid Securities

Each Fund may not invest more than 15% of the value of its net assets in securities that at the time of the purchase are illiquid. The Advisor will monitor the amount of illiquid securities in the Fund, under the supervision of the Board, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of the securities, and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices.

Notwithstanding the above, the Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act. This rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the Securities Act. If the Board determines, based upon a continuing review of Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Board has adopted guidelines as part of the Pricing Procedures and delegated to the Advisor the daily function of determining the liquidity of restricted securities. The Board retains sufficient oversight and is ultimately responsible for the determinations.

Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Fund's Board.

Non-Investment Grade Debt Securities

Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix B for a description of the ratings). A Fund considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization ("NRSRO"), or is an unrated security of comparable quality. Non-investment grade debt securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

The quality limitation set forth in a Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Exchange-Traded Funds ("ETFs")

ETFs are shares of other investment companies that can be traded in the secondary market (e.g, on an exchange) but whose underlying assets are stocks selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing net asset values, ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day's next calculated net asset value.  Although there can be no guarantee that an ETF's intra-day price changes will accurately track the price changes of the related index, ETFs benefit from an in-kind redemption mechanism that is designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a tax event for the ETF or its ongoing shareholders.

A Fund may purchase shares of ETFs for the limited purpose of managing the Fund's cash position consistent with the Fund's applicable benchmark. For example, an ETF may be purchased if the Fund has excess cash and it may be held until the Advisor and/or Subadvisor decides to make other permissible investments. Similarly, if the Fund should receive a large redemption request, the Fund could sell some or all of an ETF position to lessen the exposure to the market. The social investment criteria of any Fund will not apply to an investment in an ETF or to any of the individual underlying securities held by the ETF. Accordingly, a Fund could have indirect exposure to a company that does not meet the Fund's social investment criteria and that could therefore not be purchased directly by the Fund. ETF investments, however, (i) will not constitute a direct ownership interest in any security that does not meet applicable social investment criteria, (ii) will be limited to the amount of net cash available, which, in general, is not expected to be a material portion of the Fund and (iii) will be used principally to help reduce deviations from the Fund's benchmark.

Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including (i) market risk (the risk of fluctuating stock prices in general), (ii) asset class risk (the risk of fluctuating prices of the stocks represented in the ETF's index), (iii) tracking error risk (the risk of errors in matching the ETF's underlying assets to the index), (iv) industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks) and (v) the risk that since an ETF is not actively managed it cannot sell poorly performing stocks as long as they are represented in the index. In addition, ETFs may trade at a discount from their net asset value and, because ETFs operate as open-end investment companies, closed-end investment companies or unit investment trusts, they incur fees that are separate from the fees incurred directly by the Funds. Therefore, a Fund's purchase of an ETF results in the layering of expenses, such that Fund shareholders indirectly bear a proportionate share of any operating expenses of the ETF.

Derivatives

A Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities for the purpose of adjusting the risk and return characteristics of the Fund. A Fund can use these practices either as substitution for alternative permissible investments or as protection against an adverse move in the Fund's portfolio securities. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts

Each Fund may purchase put and call options and write covered call options and secured put options on securities which meet the applicable Fund's social criteria, and may employ a variety of option combination strategies. Each Fund may also engage in the purchase and sale of futures contracts, foreign currency futures contracts and interest rate futures contracts. In addition, each Fund may write covered call options and secured put options on such futures contracts. Each Fund's use of options and futures is described more fully below.

The Funds may engage in such transactions only for hedging purposes, including hedging of a Fund's cash position. They may not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

The value of an option will fluctuate based primarily on the time remaining until expiration of the option, known as the option's time value, and the difference between the then-prevailing price of the underlying security and the option's exercise price. This difference, known as the option's intrinsic value, determines whether an option is in-the-money, at-the-money or out-of-the-money at any point in time. If there is an existing secondary market for an option, it can be closed out at any time by the Fund for a gain or a loss. Alternatively, the holder of an option can exercise an option that is in-the-money for a gain. Options that expire out-of-the-money are worthless resulting in a loss of the entire premium paid.

Other principal factors that affect the market value of an option include supply and demand, interest rates, the current market price and the price volatility of the underlying security.

Purchasing Options. A Fund will pay a premium (plus any commission) to purchase an option. The premium reflects the total of the option's time value and intrinsic value. The purchaser of an option has a right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security at any time during the life of the option at the exercise price and has no obligation after the premium has been paid.

Call Options. The purchase of a call option on a security is similar to taking a long position because the value of the option generally increases as the price of the underlying security increases. However, in the event that the underlying security declines in value, losses on options are limited to the premium paid to purchase the option. Although a call option has the potential to increase in value from higher prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option's time value or other valuation factors. A Fund may only buy call options to hedge its available cash balance, to limit the risk of a substantial increase in the market price of a security which a Fund intends to purchase, or to close an outstanding position that resulted from writing a corresponding call option. Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs. A Fund may purchase securities by exercising a call option solely on the basis of considerations consistent with the investment objectives and policies of the Fund.

Put Options. The purchase of a put option on a security is similar to taking a short position (selling a security that you do not own) in that security because the value of the option generally increases as the value of the underlying security decreases. However, in the event that the underlying security increases in value, losses on the option are limited to the premium paid to purchase the option. Although a put option has the potential to increase in value from lower prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option's time value or other valuation factors. A Fund may purchase put options to protect its portfolio securities against the risk of declining prices or to close an outstanding position that resulted from writing a corresponding put option. Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing Options. Each Fund may write certain types of options. Writing options means that the Fund is selling an investor the right, but not the obligation, to purchase (in the case of a call option) or to sell (in the case of a put option) a security or index at the exercise price in exchange for the option premium. The writer of an option has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security at any time during the life of the option and has no rights other than to receive the premium. Writing options involves more risk than purchasing options because a writer of an option has the potential to realize a gain that is limited to the value of the premium (less any commission) and takes on potentially unlimited risk from increases in the price of the underlying security, in the case of a call option, and the risk that the underlying security may decline to zero, in the case of a put option (which would require the writer of the put option to pay the exercise price for a security that is worthless). Accordingly, the Funds may only write covered call options and secured put options, which mitigate these substantial risks. A call option is deemed "covered" if the Fund owns the security. A put option is deemed "secured" if the Fund has segregated cash or securities having an aggregate value equal to the total purchase price the Fund will have to pay if the put option is exercised.

Call Options.   A Fund that writes a call option on a security will receive the option premium (less any commission), which helps to mitigate the effect of any depreciation in the market value of that security. However, because the Fund is obligated to sell that security at the exercise price, this strategy also limits the Fund's ability to benefit from an increase in the price of the security above the exercise price.

Each Fund may write covered call options on securities. This means that so long as a Fund is obligated as the writer of a call option, the Fund will own the underlying security. A Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Fund to forego future appreciation of the securities covered by the option. A Fund's turnover may increase through the exercise of a call option that it has written; this will generally occur if the market value of the underlying security increases and the Fund has not entered into a closing purchase transaction.

Put Options.  A Fund that writes a put option on a security will receive the option premium (less any commission), which effectively reduces the Fund's acquisition cost for that security.  A Fund that is contemplating an investment in a security but that is uncertain about its near-term price trajectory could write a put option on a security; the premium will provide the Fund with a partial buffer against a price increase, while providing the Fund with an opportunity to acquire the security at the lower exercise price.  However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. Accordingly, this strategy may result in unexpected losses if the option is exercised against the Fund at a time when the price of the security has declined below the exercise price by more than the amount of the premium received.

A Fund may only write secured put options, which requires the Fund to segregate cash or securities, through its custodian, having a value at least equal to the exercise price of the put option.  If the value of the segregated securities declines below the exercise price of the put option, the Fund will have to segregate additional assets. When a Fund writes a secured put option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the term of the option. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option writer is obligated to sell the underlying foreign currency (in the case of a call option) or buy the underlying foreign currency (in the case of a put option) if it is exercised. However, either seller or buyer may close its position prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, it limits the gain which might result from a favorable movement in the value of such currency due to the payment of the option premium. For example, if a Fund held securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

The information provided above under "Purchasing Options" and "Writing Options" is applicable to options on foreign currencies, except that references therein to securities should instead refer to foreign currencies.

Exchange-Traded Options. A Fund may purchase and write put and call options in standard contracts traded on national securities exchanges on securities of issuers which meet the Fund's social criteria and on foreign currencies. Options exchanges may provide liquidity in the secondary market. Although these Funds intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. The absence of a liquid market might prevent the Funds from closing an options position, which could impair the Funds' ability to hedge effectively. The inability to close out a written option position may have an adverse effect on a Fund's liquidity because it may be required to hold the securities covering or securing the option until the option expires or is exercised.

The information provided above under "Purchasing Options" and "Writing Options" is applicable to exchange-traded options.

Over-the-Counter ("OTC") Options. The International Equity Fund and the International Opportunities Fund may invest in OTC options. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices, than are exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a Fund has written a covered call option and is unable to effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the segregated securities that secure the put to raise cash for other investment purposes so long as it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The information provided above under "Purchasing Options" and "Writing Options" is applicable to OTC options.

Futures Transactions. Each Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor and/or Subadvisor, such a position acts as a hedge. The Funds may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. In most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Upon buying or selling a futures contract, a Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if the security underlying the futures position becomes less valuable and entitled to receive such payments if the security underlying the futures position becomes more valuable.

The Funds can use these practices only for hedging purposes and not for speculation or leverage. If the Advisor and/or Subadvisor judge market conditions incorrectly or employ a strategy that does not correlate well with a Fund's investments, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Funds are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Funds may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts.    Each Fund may purchase put or call options, write secured put options or write covered call options on futures contracts that the Fund could otherwise invest in and that are traded on a U.S. exchange or a board of trade.  These Funds may also enter into closing transactions with respect to such options to terminate an existing position.

Each Fund may only invest in options on futures contracts to hedge its portfolio securities or its available cash balance and not for speculation or leverage purposes.

The information provided above under "Purchasing Options" and "Writing Options" is applicable to options on futures contracts, except that references therein to securities should instead refer to futures contracts.

Foreign Currency Futures Transactions. Each Fund may use foreign currency futures contracts and options on such futures contracts. See also "--Foreign Currency Options". Through the purchase or sale of these contracts and options, the Fund may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost. See "Supplemental Information on Principal Investment Policies and Risks--Forward Foreign Currency Contracts."

Unlike forward foreign currency contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency contracts although actual liquidity and costs will vary based on the particular currency and market conditions at the time of the transaction.

Additional Risks of Options and Futures Contracts. If a Fund has sold futures or takes options positions to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Fund has sold futures or taken options positions to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities.

The Funds can close out futures positions and options on futures in the secondary market only on an exchange or board of trade or with an OTC market maker. Although the Funds intend to purchase or sell only such futures, and purchase or write such options, for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract or option at any particular time. This might prevent the Funds from closing a futures position or an option on a futures contract, which could require a Fund to make daily margin payments in the event of adverse price movements. If a Fund cannot close out an option position, it may be required to exercise the option to realize any profit or the option may expire worthless.

Although some of the securities underlying an index future contract, an option on an index future contract or an option on an index may not necessarily meet the Fund's social criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.

Lending Portfolio Securities

The Funds may lend portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, provided the value of the securities loaned will not exceed 33 1/3% of total assets. However, Calvert International Opportunities Fund does not currently intend to lend its portfolio securities.

Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Funds must be able to terminate such loans upon notice at any time. The Funds will exercise their right to terminate a securities loan in order to preserve their right to vote upon matters of importance affecting holders of the securities, including social responsibility matters.

The advantage of such loans is that a Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.

Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Funds will make loans of their portfolio securities only to those firms the Advisor and/or Subadvisor deem creditworthy and only on terms the Advisor and/or Subadvisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

Leverage (Applies to International Equity Fund)

To the extent that the Fund makes purchases of securities where borrowing exceeds 5% of the Fund's total assets, the Fund may engage in transactions which create leverage. See description of "Leverage" in "Supplemental Information on Principal Investment Policies and Risks" above.

Charitable Contributions

On occasion, a Fund may make de minimis charitable contributions to groups intended to further the Fund's social purpose, including but not limited to educating investors about socially responsible investing.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

Each Fund, except as otherwise indicated below, has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the affected Fund. Reference to the "1940 Act" means the Investment Company Act of 1940, as amended.

(1) International Equity Fund and International Opportunities Fund: Each Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

(2) No Fund may concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).

(3) No Fund may issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Fund's total assets (including the amount borrowed).

(4) No Fund may underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

(5) No Fund may invest directly in commodities or real estate, although a Fund may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate, or real estate mortgages.

(6) No Fund may lend any security or make any loan, including engaging in repurchase agreements, if, as a result, more that 33 1/3% of the Fund's total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

Under current law, a diversified investment company, with respect to 75% of its total assets, can invest no more than 5% of its total assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.

Under the interpretation of the Securities and Exchange Commission ("SEC") staff, "concentrate" means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries.

Each Fund may invest up to 10% of its net assets in reverse repurchase agreements.

Under current law a Fund may underwrite securities only in compliance with the conditions of sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Fund may underwrite securities to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in selling a portfolio security.

Nonfundamental Investment Restrictions

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

Capital Accumulation Fund and International Equity Fund:

(1) The Funds may not enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Fund's total assets. The International Equity Fund will not make any purchases of securities if borrowing exceeds 15% of total assets of the Fund. The Capital Accumulation Fund will not make any purchases of securities if borrowing exceeds 5% of total assets of the Fund.

(2) Neither Fund may invest more than 15% of its net assets in illiquid securities. The International Equity Fund may buy and sell securities outside the U.S. that are not registered with the SEC or marketable in the U.S.

(3) The Funds may not make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts, and options on futures contracts.

(4) The Funds may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund's net assets.

(5) The Funds may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund's total assets.

(6) The International Equity Fund may not write, purchase or sell puts, calls or combinations thereof except that the International Equity Fund may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Fund may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, and (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transactions with respect to such options.

(7) The International Equity Fund will, under normal circumstances, invest at least 80% of its net assets in equity securities of foreign companies.

(8) The International Equity Fund may not invest in securities of U.S. issuers if more than 5% of the value of the Fund's net assets would be invested in such securities, excluding Special Equities and High Social Impact Investments.

(9) The International Equity Fund may, under normal circumstances, from time to time, have more than 25% of its assets invested in any major industrial or developed country which in the view of the Subadvisor poses no unique investment risk. The Subadvisor considers an investment in a given foreign country to have "no unique investment risk" if the Fund's investment in that country is not disproportionate to the relative size of the country's market versus the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) or World Index or other comparable index, and if the capital markets in that country are mature, and of sufficient liquidity and depth.

(10) The International Equity Fund may invest up to 30% of its net assets in developing countries.

(11) The International Equity Fund, under normal circumstances, will invest at least 1% of its net assets in investments in Africa.

(12) The Capital Accumulation Fund may not purchase the obligations of foreign issuers if, as a result, such securities would exceed 25% of the value of the Fund's net assets.

(13) With respect to Fundamental Investment Restriction (3) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the Funds may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund's total assets.

International Opportunities Fund:

(1) The Fund may not enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Fund's total assets. The Fund will not make any purchases of securities if borrowing exceeds 5% of total assets of the Fund.

(2) The Fund may not invest more than 15% of its net assets in illiquid securities. The Fund may buy and sell securities outside the U.S. that are not registered with the SEC or marketable in the U.S.

(3) The Fund may not make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts, and options on futures contracts.

(4) The Fund may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund's net assets.

(5) The Fund may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund's total assets.

(6) The Fund may not write, purchase or sell puts, calls or combinations thereof except that the Fund may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Fund may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, and (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transactions with respect to such options.

(7) The Fund may not invest in securities of U.S. issuers if more than 10% of the value of the Fund's net assets would be invested in such securities, excluding Special Equities and High Social Impact Investments.

(8) The Fund may invest up to 20% of its assets in developing countries.

(9) With respect to Fundamental Investment Restriction (3) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund's total assets.

(10) The Fund may not purchase or retain securities issued by companies for the purpose of exercising control.

With respect to each Fund, except for the liquidity and borrowing restrictions, any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If for any reason a Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Funds do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Capital loss carryforwards as of September 30, 2007 were as follows:
Capital Accumulation Fund	$0
International Equity Fund	$179,742
International Opportunities Fund*	$0

*From inception (5/31/07) through 9/30/07.

Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.

The Funds are required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

In addition, the Funds are required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Funds: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.

Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Funds for further information.

Since each of the International Equity Fund and the International Opportunities Fund has more than 50% of its total assets invested in foreign securities at its fiscal year end, it is eligible to pass through any applicable foreign tax credits to its shareholders under Section 853 of the Code. In addition, for individual investors who meet certain holding period requirements, some dividends may be identified as "qualified dividend income" and be eligible for the reduced federal tax rate.

NET ASSET VALUE

The public offering price of the shares of each Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset value fluctuates based on the respective market values of a Fund's investments. The net asset value per share of each of the Funds is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. A Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for each class. In calculating net asset value, the Fund follows standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date. This practice is known as "trade date plus one" or "T + 1 accounting". Thus, changes in holdings of portfolio securities are reflected in the first calculation of net asset value on the first business day following the trade date, as permitted by applicable law. Security transactions for money market instruments are recorded on the trade date.

Below is a specimen price-make-up sheet showing how the Funds calculate the total offering price per share.

Net Asset Value and Offering Price Per Share, as of September 30, 2007

Capital Accumulation Fund
Class A net asset value per share
($107,975,918/3,841,581 shares)	$28.11
Maximum sales charge, Class A
(4.75% of offering price)	$1.40
Offering price per share, Class A	$29.51

Class B net asset value and offering price per share
($11,613,010/452,522 shares)	$25.66

Class C net asset value and offering price per share
($13,275,116/532,425 shares)	$24.93

Class I net asset value and offering price per share
($4,311,264/147,859 shares)	$29.16

International Equity Fund*
Class A net asset value per share
($546,564,052/21,376,125 shares)	$25.57
Maximum sales charge, Class A
(4.75% of offering price)	$1.28
Offering price per share, Class A	$26.85

Class B net asset value and offering price per share
($23,804,596/1,030,232 shares)	$23.11

Class C net asset value and offering price per share
($50,790,483/2,256,729 shares)	$22.51

Class I net asset value and offering price per share
($181,671,618/6,691,052 shares)	$27.15

International Opportunities Fund*
Class A net asset value per share
($5,677,787/370,602 shares)	$15.32
Maximum sales charge, Class A
(4.75% of offering price)	$0.76
Offering price per share, Class A	$16.08

Class C net asset value and offering price per share
($139,863/9,141 shares)	$15.30

Class I net asset value and offering price per share
($3,074,626/200,326 shares)	$15.35

*No information is available for Class Y shares because the
class commenced operations on October 31, 2008.

CALCULATION OF TOTAL RETURN

Each Fund may advertise "total return." Total return is calculated separately for each class. Total return differs from yield in that yield figures measure only the income component of a Fund's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note: "Total Return" as quoted in the Financial Highlights section of the Fund's Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" (or "w/o max load" or "at NAV") as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

Total return before taxes is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

Total return after taxes on distributions is computed according to the following formula:

P(1 +T)n = ATV D

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years and ATV D = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

P(1 +T)n = ATV DR

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATV DR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable), after taxes on fund distributions and redemption.

Total return is historical in nature and is not intended to indicate future performance. All total return quotations, including returns after taxes, reflect the deduction of the Fund's maximum sales charge ("return with maximum load"), except quotations of "return without maximum load" (or "without CDSC" or "at NAV") which do not deduct a sales charge. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Thus, in the above formula, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect deduction of any sales charge; for return with maximum load, P= a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Class I shares do not have a sales charge.

In the table below, after-tax returns are shown only for Class A shares. The standardized total return for Class I shares of the Capital Accumulation Fund is "linked" to the Class A total return for the period from January 18, 2002 through June 3, 2003 because there were no shareholders in Class I for this period. In the table below, Class I performance results for this period are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than Class I would have realized in the same period. The standardized total returns for Class Y shares of International Equity Fund and International Opportunities Fund are "linked" to the Class A total returns for the period prior to October 31, 2008, the inception date for Class Y shares. Class Y investment performance results for International Equity Fund and International Opportunities Fund for the period prior to October 31, 2008 are for Class A at NAV (i.e., they do not reflect the deduction of Class A front-end sales charge.) Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees. Returns for each Fund's shares for the periods indicated are as follows:
Capital Accumulation Fund+ Before Taxes
Periods Ended	Class A		Class B		Class C		Class I
September 30, 2007	Total Return		Total Return		Total Return		Total Return
	With	Without	With	Without	With	Without
	Maximum Load		CDSC		CDSC
One year	11.46%	17.03%	10.95%	15.95%	15.12%	16.12%	17.91%
Five years	11.14%	12.23%	10.97%	11.23%	11.31%	11.31%	13.05%
Ten years	4.07%	4.58%	N/A	N/A	3.74%	3.74%	N/A
From inception*	8.24%	8.65%	2.34%	2.34%	7.79%	7.79%	4.23%
Capital Accumulation Fund After Taxes on Distributions
Periods Ended	Class A
September 30, 2007	Total Return
With
Maximum Load
One year	11.46%
Five years	11.13%
Ten years	2.86%

Capital Accumulation Fund After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A
September 30, 2007	Total Return
With
Maximum Load
One year	7.45%
Five years	9.73%
Ten years	2.85%

+ Performance for Class I shares is "linked" to Class A shares because there were no Class I shareholders of Capital Accumulation Fund from 1/18/02 through 6/3/03, as indicated above.
*	(October 31, 1994 for Class A) (March 31, 1998 for Class B) (October 31, 1994 for Class C) (February 26, 1999 for Class I)
International Equity Fund++
Before Taxes
Periods Ended	Class A		Class B		Class C		Class I	Class Y
September 30, 2007	Total Return		Total Return		Total Return		Total Return	Total Return
	With	Without	With	Without	With	Without
	Maximum Load		CDSC		CDSC
One year	15.94%	21.72%	15.61%	20.61%	19.75%	20.75%	22.49%	21.72%
Five years	18.90%	20.06%	18.55%	18.75%	19.02%	19.02%	20.99%	20.06%
Ten years	5.34%	5.86%	N/A	N/A	4.86%	4.86%	N/A	5.86%
From Inception**	7.15%	7.50%	4.23%	4.23%	5.62%	5.62%	7.08%	7.50%

++ Performance for Class Y shares is "linked" to Class A shares for the period prior to October 31, 2008, the inception date for Class Y shares.
International Equity Fund After Taxes on Distributions
Periods Ended	Class A
September 30, 2007	Total Return
With
Maximum Load
One year	13.32%
Five years	18.37%
Ten years	4.28%

International Equity Fund After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A
September 30, 2007	Total Return
With
Maximum Load
One year	12.61%
Five years	16.72%
Ten years	4.11%
**	(July 2, 1992 for Class A) (March 31, 1998 for Class B) (March 1, 1994 for Class C) (February 26, 1999 for Class I)

October 31, 2008 is the actual inception date for Class Y. As stated above, however, Class Y investment performance, including "from inception" performance, is "linked" to Class A at NAV performance for the period prior to October 31, 2008.

International Opportunities Fund+++ Before Taxes
Periods Ended	Class A		Class C		Class I	Class Y
September 30, 2007	Total Return		Total Return		Total Return	Total Return
	With	Without	With	Without
	Maximum Load		CDSC
From inception***	-2.73%	2.13%	2.80%	3.80%	2.33%	2.13%

+++ Performance for Class Y shares is "linked" to Class A shares for the period prior to October 31, 2008, the inception date for Class Y shares.

International Opportunities Fund After Taxes on Distributions
Periods Ended	Class A
September 30, 2007	Total Return
With
Maximum Load
From inception***	-2.73%

International Opportunities Fund After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A
September 30, 2007	Total Return
With
Maximum Load
From inception***	-1.77%

***	(May 31, 2007 for Class A) (July 31, 2007 for Class C) (May 31, 2007 for Class I)

October 31, 2008 is the actual inception date for Class Y. As stated above, however, Class Y investment performance, including "from inception" performance, is "linked" to Class A at NAV performance for the period prior to October 31, 2008.

Total return, like net asset value per share, fluctuates in response to changes in market conditions. Total return for any particular time period should not be considered an indication of future return.

PURCHASE AND REDEMPTION OF SHARES

Each Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order. The customer orders will be priced at the Fund's Net Asset Value next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

The Funds have no arrangement with any person to permit frequent purchases and redemptions of Fund shares.

Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person. No certificates will be issued for fractional shares.

Each Fund has filed a notice of election under Rule 18f-1 with the SEC. The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the net asset value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). The notice of election is irrevocable while Rule 18f-1 is in effect unless the SEC permits the withdrawal of such notice.

See the prospectus for more details on purchases and redemptions.

DIRECTORS AND OFFICERS

The Board of Directors supervises the respective Fund's activities and reviews its contracts with companies that provide it with services. Business information is provided below about the Directors. "Disinterested" Directors refers to those Directors who are not interested persons as that term is defined in the 1940 Act and the rules thereunder.

Name & Age	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	(Not Applicable to Officers)
				# of Calvert Portfolios Overseen	Other Directorships
INDEPENDENT DIRECTORS
REBECCA ADAMSON AGE: 58	Director	2005	President of the national non-profit, First People's Worldwide, formerly First Nations Financial Project. Founded by her in 1980, First People's Worldwide is the only American Indian alternative development institute in the country.	16	Mashantucket Pequot Endowment Bay and Paul Foundation
RICHARD L. BAIRD, JR. AGE: 59	Director	2005	President and CEO of Adagio Health Inc. (formerly Family Health Council, Inc.) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	28
FREDERICK A. DAVIE, JR. AGE: 51	Director	2005	Vice President of Public/Private Ventures since June, 2001. He was formerly Program Officer for the Ford Foundation and prior to that he served as Deputy Borough President for the Borough of Manhattan.	16	Auburn Seminary Faith Center for Community Development FoodChange
JOHN GUFFEY, JR. AGE: 59	Director	1992	Treasurer and Director of Silby, Guffey and Co., Inc., a venture capital firm (inactive as of 2003).	28	Ariel Funds (3) Calvert Social Investment Foundation Calvert Ventures, LLC
MILES DOUGLAS HARPER, III AGE: 45	Director	2005	Partner, Gainer Donnelly & Desroches (public accounting firm) since January 1999.	16	Bridgeway Funds (14)
JOY V. JONES AGE: 57	Director	2005	Attorney and entertainment manager in New York City.	16	Director, The Twenty-First Century Foundation
TERRENCE J. MOLLNER, Ed.D. AGE: 63	Director	1992	Founder, Chairperson, and President of Trusteeship Institute, Inc., a diverse foundation known principally for its consultation to corporations converting to cooperative employee-ownership and the development of socially and spiritually responsible investment vehicles.	16	United Way of Hampshire County Calvert Social Investment Foundation Ben & Jerry's Homemade, Inc. ArtNOW, Inc. Fourth Sector Network, Inc.
SYDNEY AMARA MORRIS AGE: 58	Director	2005	Rev. Morris currently serves as Parish Minister to the Keweenaw Unitarian Universalist Fellowship in Houghton, MI. She previously served as Senior Minister of the Unitarian Church of Vancouver and as Minister of the Unitarian-Universalist Fellowship of Ames, IA. Rev. Morris is a graduate of Harvard Divinity School. She currently chairs the Unitarian-Universalist Committee on Socially Responsible Investing.	16
RUSTUM ROY AGE: 83	Director	1992	Evan Pugh Professor of Solid State and of Geo-chemistry Emeritus, at Pennsylvania State University, Distinguished Professor of materials, Arizona State University, & visiting Professor of Medicine, University of Arizona.	16	Chairperson, Friends of Health Chairperson, Campaign for Better Health
TESSA TENNANT AGE: 48	Director	1992	Executive Chair, The ICE Organization, UK and former Chair and founder of ASrIA Ltd. Director of ASrIA Ltd., a not-for-profit membership organization for Socially Responsible Investing (SRI), serving the Asia Pacific region. Previously, Ms. Tennant served as Head of SRI Policy for Henderson Investors, U.K. and Head of Green and Ethical Investing for National Provident Investment Managers Ltd. Initially, Ms. Tennant headed the Environmental Research Unit of Jupiter Tyndall Merlin Ltd., and served as Director of Jupiter Tyndall Merlin investment managers.	16	ASrIA Ltd.
INTERESTED DIRECTORS
BARBARA J. KRUMSIEK* AGE: 55	Director & President	1997	President, Chief Executive Officer and Chairman of Calvert Group, Ltd.	41	Calvert Social Investment Foundation Pepco Holdings, Inc.
D. WAYNE SILBY, Esq.* AGE: 59	Director & Chair	1992	Mr. Silby is the founding Chair of the Calvert Funds. He is the Chair-Elect and a principal of Syntao.com, a Beijing-based company promoting corporate social responsibility. He was an officer and director of Silby, Guffey and Co., Inc., a venture capital firm (inactive as of 2003).	28	UNIFI Mutual Holding Company Calvert Social Investment Foundation Grameen Foundation USA Studio School Fund Syntao.com China The ICE Organization
OFFICERS
KAREN BECKER AGE: 55	Chief Compliance Officer	2005	Chief Compliance Officer for the Calvert Funds. Prior to 2005, Ms. Becker was Senior Vice President of Calvert Group, Ltd. and Head of Calvert Client Services.
SUSAN WALKER BENDER, Esq. AGE: 49	Assistant Vice President & Assistant Secretary	1992	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
IVY WAFFORD DUKE, Esq. AGE: 39	Assistant Vice President & Assistant Secretary	1996

Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd., and since 2004, Chief Compliance Officer for Calvert Asset Management Company, Inc., investment advisor to the Funds.

TRACI L. GOLDT AGE: 34	Assistant Secretary	2004	Executive Assistant to General Counsel, Calvert Group, Ltd.
DANIEL K. HAYES AGE: 57	Vice President	1996	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA AGE: 43	Assistant Treasurer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
LANCELOT A. KING, Esq. AGE: 37	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd.
EDITH LILLIE AGE: 51	Assistant Secretary	2007	Assistant Secretary (since 2007) and Regulatory Matters Manager of Calvert Group, Ltd.
AUGUSTO DIVO MACEDO, Esq. AGE: 44	Assistant Vice President & Assistant Secretary	2007

Assistant Vice President, Assistant Secretary, and Associate Counsel Compliance Calvert Group, Ltd. Prior to joining Calvert in 2005, Mr. Macedo served as 2nd Vice President at Acacia Life Insurance Company and The Advisors Group, Acacia's broker-dealer and federally registered investment adviser.

JANE B. MAXWELL Esq. AGE: 55	Assistant Vice President & Assistant Secretary	2005	Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2004, Ms. Maxwell was an associate with Sullivan & Worcester LLP.
ANDREW K. NIEBLER, Esq. AGE: 40	Assistant Vice President & Assistant Secretary	2006	Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert, Mr. Niebler was an associate with Cleary, Gottlieb, Steen & Hamilton LLP.
CATHERINE P. ROY AGE: 51	Vice President	2004

Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert in 2004, Ms. Roy was Senior Vice President of US Fixed Income for Baring Asset Management, and SVP and Senior Portfolio Manager of Scudder Insurance Asset Management.

WILLIAM M. TARTIKOFF, Esq. AGE: 60	Vice President & Secretary	1992	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
RONALD M. WOLFSHEIMER, CPA AGE: 55	Treasurer	1992	Senior Vice President and Chief Financial and Administrative Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA AGE: 46	Fund Controller	1999	Vice President of Fund Administration of Calvert Group, Ltd. and Fund Controller.

*Ms. Krumsiek is an interested person of the Funds since she is an Officer and Director of each Fund's Advisor and its affiliates. Mr. Silby is an interested person of the Funds since he is a Director of the parent company of each Fund's Advisor.

The address of the Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, with the exception of Mr. Silby, whose address is 1715 18th Street, N.W., Washington, DC 20009. Directors and officers as a group own less than one percent of any class of each Fund's outstanding shares.

The Board of Directors has the following standing Committees:

    Governance Committee -- Addresses matters of fund governance, including policies on Director compensation and on Board and Committee structure and responsibilities; the functions of the Governance Committee of each Board also include those of a Nominating Committee, e.g., initiation and consideration of nominations for the appointment or election of disinterested Directors of the Board. These matters were addressed in meetings held four times in the past fiscal year. The current members of this Committee are Ms. Adamson, Rev. Morris and Mr. Davie.

    Audit Committee -- Approves and recommends to the Board independent public accountants to conduct the annual audit of each Fund's financial statements; reviews with the independent public accountants the outline, scope, and results of the annual audit; and reviews the performance and fees charged by the independent public accountants for professional services. In addition, the Audit Committee meets with each Fund's independent public accountants and representatives of Fund management to review accounting activities and areas of financial reporting and control. It met five times in the past fiscal year. The current members of this Committee are Ms. Jones and Messrs. Harper and Mollner.

    Social Committee -- Addresses matters relating to the Funds' social screening process. This Committee was created in December 2007 and therefore did not meet in the past fiscal year. The current members of this Committee are Mesdames Jones, Tennant and Krumsiek.

    Investment Performance Oversight Committee -- Oversees the Funds' investment performance including the performance of the Funds' sub-advisors, and the Funds' High Social Impact Investments program. A Special Equities Sub-Committee of this Committee oversees the Special Equities program, including review, selection and fair valuation of the social venture capital investments. The Investment Performance Oversight Committee was created in December 2007 and therefore did not meet in the past fiscal year. The current members of this Committee are Ms. Krumsiek (ex officio) and Messrs. Baird, Guffey, Roy and Silby.

The Board of Directors of the Funds has retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for each Fund, in connection with the Board's annual consideration of the renewal of the Funds' investment advisory, subadvisory and underwriting agreements, as required by Section 15(c) of the 1940 Act.

The Directors owned shares in the Funds and in all other Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2007:

CAPITAL ACCUMULATION FUND
Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Director in Calvert Family of Funds

Disinterested Directors
Rebecca Adamson	None	>$100,000
Richard L. Baird, Jr.	None	>$100,000
Frederick A. Davie, Jr.	None	$50,001-$100,000
John G. Guffey, Jr.	$10,001-$50,000	>$100,000
Miles Douglas Harper, III	None	>$100,000
Joy V. Jones	None	>$100,000
Terrence J. Mollner, Ed.D	None	$50,001-$100,000
Sydney Amara Morris	$1-$10,000	$50,001-$100,000
Rustum Roy	None	>$100,000
Tessa Tennant	None	>$100,000
Interested Directors
D. Wayne Silby, Esq.	$10,001-$50,000	>$100,000
Barbara J. Krumsiek	None	>$100,000

INTERNATIONAL EQUITY FUND
Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Director in Calvert Family of Funds

Disinterested Directors
Rebecca Adamson	$10,001-$50,000	>$100,000
Richard L. Baird, Jr.	None	>$100,000
Frederick A. Davie, Jr.	None	$50,001-$100,000
John G. Guffey, Jr.	>$100,000	>$100,000
Miles Douglas Harper, III	None	>$100,000
Joy V. Jones	$10,001-$50,000	>$100,000
Terrence J. Mollner, Ed.D	None	$50,001-$100,000
Sydney Amara Morris	$10,001-$50,000	$50,001-$100,000
Rustum Roy	$10,001-$50,000	>$100,000
Tessa Tennant	$50,001-$100,000	>$100,000
Interested Directors
Barbara J. Krumsiek	$10,001-$50,000	>$100,000
D. Wayne Silby, Esq.	>$100,000	>$100,000

INTERNATIONAL OPPORTUNITIES FUND
Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Director in Calvert Family of Funds

Disinterested Directors
Rebecca Adamson	None	>$100,000
Richard L. Baird, Jr.	None	>$100,000
Frederick A. Davie, Jr.	None	$50,001-$100,000
John G. Guffey, Jr.	$10,001-$50,000	>$100,000
Miles Douglas Harper, III	None	>$100,000
Joy V. Jones	None	>$100,000
Terrence J. Mollner, Ed.D	None	$50,001-$100,000
Sydney Amara Morris	None	$50,001-$100,000
Rustum Roy	$10,001-$50,000	>$100,000
Tessa Tennant	None	>$100,000
Interested Directors
Barbara J. Krumsiek	$10,001-$50,000	>$100,000
D. Wayne Silby, Esq.	$10,001-$50,000	>$100,000

Directors not affiliated with the Advisor may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any fund in the Calvert Family of Funds through the Directors' Deferred Compensation Plan. Management believes this will have a negligible effect on each Fund's assets, liabilities, net assets, and net income per share.

Director Compensation Table

Calvert World Values Fund, Inc.

The following table (unaudited numbers) sets forth information describing the compensation of each Director for his/her services to the Funds for each Fund's most recent fiscal year ended September 30, 2007 and to all of the portfolios in the Fund Complex. Each Fund within Calvert World Values Fund, Inc. is responsible for a proportionate share of these payments.
Name of Person, Position	Aggregate Compensation From Funds (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Funds' Expenses	Total Compensation From Funds and Fund Complex Paid to Directors***
Rebecca Adamson** (Director)	$7,553	$2,788	$48,000
Richard L. Baird, Jr.** (Director)	$7,710	$3,855	$101,250
Frederick A. Davie, Jr. (Director)	$8,976	$3,772	$57,000
John Guffey, Jr.** (Director)	$7,553	$2,599	$92,000
Miles Douglas Harper, III** (Director)	$7,245	$7,245	$46,000
Joy V. Jones** (Director)	$7,867	$1,799	$50,000
Terrence J. Mollner, Ed.D** (Director)	$7,710	$0	$49,000
Sydney Amara Morris (Director)	$7,710	$188	$49,000
Rustum Roy (Director)	$7,553	$0	$48,000
Tessa Tennant** (Director)	$7,553	$0	$48,000
Barbara J. Krumsiek* (Director & President)	$0	$0	$0
D. Wayne Silby, Esq.*,** (Director & Chair)	$7,402	$5,552	$91,750

*Ms. Krumsiek is an interested person of the Funds since she is an Officer and Director of the Advisor and its affiliates. Mr. Silby is an interested person of the Funds since he is a Director of the parent company of the Advisor.

**Ms. Adamson, Ms. Jones and Ms. Tennant and Messrs. Baird, Guffey, Harper, Mollner and Silby have chosen to defer a portion of their compensation. As of September 30, 2007, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $198,302; $345,421; $213,212; $181,372; $305,208; $158,982; $58,686; and $500,615; for each of them, respectively.

***As of September 30, 2007, the Fund Complex consisted of forty-one (41) Funds.

INVESTMENT ADVISOR AND SUBADVISORS

The Funds' Investment Advisor is Calvert Asset Management Company, Inc., a subsidiary of Calvert Group Ltd., which is a subsidiary of UNIFI Mutual Holding Company. Under the Investment Advisory Agreement with respect to the Funds, the Advisor provides investment advice to the Funds and oversees the day-to-day operations, subject to the supervision and direction of the Board of Directors. The Advisor provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Directors who are employees of the Advisor or its affiliates. The Funds pay all their other respective administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; salaries, fees and expenses of Directors, executive officers and employees of the Funds, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. As explained in the prospectus fee table footnotes, the Funds have an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Funds' uninvested cash balances. These credits are used to reduce Fund expenses. In those Funds where the total annual fund operating expenses are subject to a contractual expense limitation, the Advisor could be deemed to have an incentive to leave greater balances at the custodian, since it receives the benefit of any expense offset credit. The Board of Directors periodically reviews and evaluates the expense offset arrangement.

Under the Investment Advisory Agreement, for services provided to the Capital Accumulation Fund, the Advisor receives an annual fee, payable monthly, of 0.65% of the Fund's average daily net assets. For services provided to the International Equity Fund, the Advisor receives an annual fee, payable monthly, of 0.75% of the Fund's average daily net assets up to and including $250 million, 0.725% of the next $250 million, and 0.675% on assets in excess of $500 million. For the International Equity Fund, the Advisor has voluntarily agreed to waive a portion of its annual advisory fee equal to 0.025% on assets in excess of $250 million up to $500 million and an additional 0.05% on assets in excess of $500 million, in each case based on average daily net assets. The waiver is contingent upon the continued service of Acadian Asset Management, Inc. as the Subadvisor to the Fund at an annual fee, based on average daily net assets, of 0.45% on assets up to $250 million, 0.40% on assets in excess of $250 million up to $500 million and 0.35% on assets in excess of $500 million. Calvert may cease this waiver at any time. For services provided to the International Opportunities Fund, the Advisor receives an annual fee, payable monthly, of 0.80% of the Fund's average daily net assets.

The Advisor reserves the right to (i) waive all or a part of its fee; (ii) reimburse a Fund for expenses; and (iii) pay broker/dealers in consideration of their promotional or administrative services. The Advisor may, but is not required to, waive current payment of its fees or reimburse expenses of the Fund, except as noted in the Fund's prospectus. Investment advisory fees are allocated among classes as a Fund-level expense based on net assets.

The advisory fees paid to the Advisor by the Funds for the past three fiscal years were as follows:
	2005	2006	2007
Capital Accumulation Fund	$965,805	$911,713	$893,393
International Equity Fund	$2,623,546	$3,617,258	$4,930,116
International Opportunities Fund*	N/A	N/A	$12,708

*From inception (5/31/07) through 9/30/07.

Subadvisors

New Amsterdam Partners LLC ("New Amsterdam") is controlled by Michelle Clayman, CFA. New Amsterdam receives a subadvisory fee, paid by the Advisor, of 0.25% of the average daily net assets of the Capital Accumulation Fund.

Acadian Asset Management LLC ("Acadian") is an indirect wholly-owned subsidiary of Old Mutual plc, a UK-listed financial services company Acadian receives a subadvisory fee, paid by the Advisor, as follows: 0.45% of the average daily net assets of the International Equity Fund up to and including $250 million; 0.40% of the average daily net assets over $250 million and up to and including $500 million; and 0.35% of such average daily net asses in excess of $500 million.

F&C Management Limited ("F&C") is a wholly-owned subsidiary of F&C Asset Management plc, a global asset management firm headquartered in London. F&C Asset Management plc is in turn majority owned by Friends Provident plc, a United Kingdom financial services group. F&C receives a subadvisory fee, paid by the Advisor, as follows: 0.55% of the average daily net assets of the Calvert International Opportunities Fund up to and including $250 million, 0.50% of the next $250 million and 0.45% on assets in excess of $500 million. The Subadvisor has contractually agreed to waive 0.05% in fees until the Fund reaches $100 million in assets or until two years from funding, whichever occurs first.

Each Fund has received an exemptive order to permit it and the Advisor to enter into and materially amend the respective Investment Subadvisory Agreement (entered into with any subadvisor that is not an "affiliated person", as defined in Section 2(a)(3) of the 1940 Act) without shareholder approval. Within 90 days of the hiring of any Subadvisor or the implementation of any proposed material change in the Investment Subadvisory Agreement, the affected Fund will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

PORTFOLIO MANAGER DISCLOSURE

Additional information about each Fund's Portfolio Managers, identified in the prospectus of the Fund, is provided below.

A. Other Accounts Managed by Portfolio Managers of the Funds

The following Portfolio Managers of the Funds are also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below. This information includes accounts managed by any group which includes the identified Portfolio Manager. The "Other Accounts" category includes accounts managed in the Portfolio Manager's personal as well as professional capacities.

CAPITAL ACCUMULATION FUND

New Amsterdam:

Michelle Clayman, CFA

Accounts Managed other than Capital Accumulation Fund as of September 30, 2007	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	0	116
Total Assets in Other Accounts Managed	$325 million	$0	$4.95 billion
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	2
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$642 million

New Amsterdam:

Nathaniel Paull, CFA

Accounts Managed other than Capital Accumulation Fund as of September 30, 2007	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	0	116
Total Assets in Other Accounts Managed	$325 million	$0	$4.95 billion
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	2
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$642 million

INTERNATIONAL EQUITY FUND

Acadian:

Raymond F. Mui*
Accounts Managed other than International Equity Fund as of September 30, 2007	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	13	59	182
Total Assets in Other Accounts Managed	$6,402,401,660	$15,003,307,116	$62,802,207,585
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	2	8	33
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$3,676,557,329	$1,539,004,869	$17,904,581,437

Acadian:

Brian K. Wolahan*
Accounts Managed other than International Equity Fund as of September 30, 2007	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	13	59	182
Total Assets in Other Accounts Managed	$6,402,401,660	$15,003,307,116	$62,802,207,585
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	2	8	33
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$3,676,557,329	$1,539,004,869	$17,904,581,437

*Please note that portfolio managers function as a team of twelve investment professionals and are not segregated along product lines or by client type. Along with the team, the investment professionals listed above work on all products and the data shown for each manager reflects firm-level numbers of accounts and assets under management, segregated by investment vehicle type.

INTERNATIONAL OPPORTUNITIES FUND

F&C:

Sophie Horsfall
Accounts Managed other than International Opportunities Fund as of September 30, 2007	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	7	4	0
Total Assets in Other Accounts Managed	$1,647,098,288	$209,726,654	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	2	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$160,877,828	$0

F&C:

Jeremy Tigue
Accounts Managed other than International Opportunities Fund as of September 30, 2007	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	1	0
Total Assets in Other Accounts Managed	$0	$5,321,688,800	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0

F&C:

Terry Coles
Accounts Managed other than International Opportunities Fund as of September 30, 2007	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	7	4	0
Total Assets in Other Accounts Managed	$1,647,098,288	$209,726,654	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	2	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$160,877,828	$0

Note: "Other Accounts" category includes accounts managed by any group that includes the specified individual and the personal investments managed by the specified individual.

B. Potential Conflicts of Interest in Managing a Fund and Other Accounts

The following describes material conflicts of interest, which may potentially arise in connection with the management of a Fund's investments by a Portfolio Manager and that individual's simultaneous management of the investments of any other accounts listed in this SAI. See "Other Accounts Managed by Portfolio Managers of the Funds" above.

CAPITAL ACCUMULATION FUND

New Amsterdam:

Michelle Clayman, CFA, and Nathaniel Paull, CFA

Whenever a Portfolio Manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts in the allocation of investment opportunities between accounts. New Amsterdam has adopted policies and procedures designed to address these potential material conflicts and believes several factors limit the presence of conflicts between accounts managed by the portfolio management team. The portfolio management team members are aware of and abide by New Amsterdam trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist where similar accounts are traded in a common trading environment. Performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by the portfolio management team and New Amsterdam's Compliance Manager to ensure that any material divergence in expected performance is adequately explained by differences in the client's investment guidelines and timing of cash flows.

INTERNATIONAL EQUITY FUND

Acadian:

Raymond F. Mui and Brian K. Wolahan

A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the subject Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for a Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by a Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, they may track the same benchmarks or indexes as the Fund tracks, and they may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the subject Fund.

To address and manage these potential conflicts of interest, Acadian has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Chief Compliance Officer.

INTERNATIONAL OPPORTUNITIES FUND

F&C:

Sophie Horsfall, Jeremy Tigue and Terry Coles

Because the Portfolio Managers have responsibility for managing more than one account, potential conflicts of interest may arise. Those potential conflicts include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities, and such potential conflicts may exist regarding management of the Fund. The Portfolio Managers for the Fund are aware of and abide by their trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. The Fund relies on a pro rata allocation methodology that considers such factors as account size, investment objective, holdings, suitability and availability of cash for investment. In addition, performance dispersion among accounts employing similar investment strategies but with different fee structures is periodically examined by the Subadvisor to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

C. Compensation of Portfolio Managers of the Funds

Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from a Fund, the Advisor or Subadvisor (if any) of the Fund, or any other sources with respect to management of the Fund, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI. See "Other Accounts Managed by Portfolio Managers of the Funds" above.

CAPITAL ACCUMULATION FUND

New Amsterdam:

Michelle Clayman, CFA
Compensation with Respect to Management of Capital Accumulation Fund and Other Accounts as of September 30, 2007
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	New Amsterdam	Partners of the firm, including Ms. Clayman, receive a guaranteed (fixed) payment.
Bonus	None	N/A
Deferred Compensation	New Amsterdam	A profit sharing plan is offered to all professionals upon meeting certain employment requirements, based on an actuarial analysis of compensation, length of service and age.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	New Amsterdam	Ms. Clayman is the managing partner of the firm and as such receives a percentage of the firm's profits proportional to her ownership percentage.

New Amsterdam:

Nathaniel Paull, CFA
Compensation with Respect to Management of Capital Accumulation Fund and Other Accounts as of September 30, 2007
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	New Amsterdam	Partners of the firm, including Mr. Paull, receive a guaranteed (fixed) payment.
Bonus	None	N/A
Deferred Compensation	New Amsterdam	A long-term profit sharing plan is offered to all professionals upon meeting certain employment requirements, based on an actuarial analysis of compensation, length of service and age.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	New Amsterdam	Mr. Paull is a partner of the firm and as such receives a percentage of the firm's profits proportional to his ownership percentage.

No part of either Portfolio Manager's compensation is based on the performance of specific accounts or clients.

INTERNATIONAL EQUITY FUND

Acadian:

Raymond F. Mui and Brian K. Wolahan
Compensation with Respect to Management of International Equity Fund and Other Accounts as of September 30, 2007
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Acadian

Competitive in light of experience and responsibilities. Acadian management uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation.

Bonus	Acadian

Overall firm profitability, including the profitability of Acadian's parent company, Old Mutual Asset Managers LLC, determines the total amount of incentive compensation pool that is available, and compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. Rewarded based on the extent to which client objectives are met in terms of Acadian's performance and other goals as well as client's service expectations, teamwork, contribution of investment ideas, leadership and overall success of the firm and the investment products. Not all of these factors will be applicable, and there is no particular weighting or formula for considering the factors. Not compensated on the performance of specific portfolios but on firm performance as a whole.

Deferred Compensation	Acadian

Incentives include participation in a long-term incentive plan that runs through 2010, a guaranteed bonus pool, and participation in an equity incentive package offered through Acadian's parent company, Old Mutual Asset Managers LLC.

Other Compensation or Benefits Not Generally Available to All Salaried Employees		N/A

INTERNATIONAL OPPORTUNITIES FUND

F&C:

Sophie Horsfall, Jeremy Tigue and Terry Coles
Compensation with Respect to Management of International Opportunities Fund and Other Accounts as of September 30, 2007
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	F&C	Base salary is reviewed annually and benchmarked to market median as identified by independent industry surveys.
Bonus (cash)	F&C	Annual discretionary cash bonus awarded based on stock selection, portfolio performance and individual's performance, including contribution to the investment team and the firm.
Deferred Compensation	F&C	Equity-based long term remuneration plan for senior fund managers, keyed to company performance; awards vest after three years and are made annually in F&C shares.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

D. Securities Ownership of Portfolio Managers of the Funds

With respect to each Portfolio Manager identified in the prospectus, the following information sets forth the Portfolio Manager's beneficial ownership of securities as of September 30, 2007 in the Fund(s) managed by that individual. The securities were valued as of September 30, 2007. (Specified ranges: none; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)
Fund	Firm	Name of Portfolio Manager	Fund Ownership

Capital Accumulation Fund	New Amsterdam	Michelle Clayman, CFA	None
		Nathaniel Paull, CFA	None
International Equity Fund	Acadian	Raymond F. Mui	None
		Brian K. Wolahan	None
International Opportunities Fund	F&C	Sophie Horsfall	None
		Jeremy Tigue	None
		Terry Coles	None

ADMINISTRATIVE SERVICES AGENT

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by each Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly (as a percentage of average net assets) as follows:

	Class A and C	Class B	Class I	Class Y
Capital Accumulation Fund	0.25%	0.25%	0.10%	N/A
International Equity Fund	0.35%	0.35%	0.15%	0.35%
International Opportunities Fund	0.35%	N/A	0.15%	0.35%

The administrative fees paid to CASC by the Funds for the past three fiscal years were:

	2005	2006	2007
Capital Accumulation Fund	$369,049	$348,226	$337,302
International Equity Fund	$1,105,417	$1,524,697	$2,165,346
International Opportunities Fund*	N/A	N/A	$4,573

*From inception (5/31/07) through 9/30/07.

METHOD OF DISTRIBUTION

Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Funds. CDI is an affiliate of each Fund's Advisor. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Funds' shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted Distribution Plans (the "Plans"), which permit the Funds to pay certain expenses associated with the distribution and servicing of shares. Such expenses for Class A shares may not exceed, on an annual basis, 0.35% of Class A average daily net assets, in the case of Capital Accumulation Fund and International Equity Fund, and 0.50% of Class A average daily net assets, in the case of International Opportunities Fund. Expenses under the Capital Accumulation Fund's and the International Equity Fund's Class B Plan (International Opportunities has no Class B) and under the Funds' Class C Plan may not exceed, on an annual basis, 1.00% of the average daily net assets of Class B and Class C, respectively. Class I and Class Y have no Plan. The Class A Plans reimburse CDI only for expenses it incurs, while the Class B and C Plans compensate CDI at a set rate regardless of CDI's expenses. Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders, compensation to broker/dealers, underwriters, and salespersons, and for Class B, interest and finance charges.

Each Fund's Plans were approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Fund is committed to the discretion of such disinterested Directors. In establishing the Plans, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders, including economies of scale at higher asset levels, better investment opportunities, and more flexibility in managing a growing portfolio.

The Plans may be terminated by vote of a majority of the disinterested Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class of each Fund. If the Funds should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CDI and the new principal underwriter. Any change in the Plans that would materially increase the distribution cost to a Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Directors, including a majority of the disinterested Directors as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Directors.

As noted above, distribution and shareholding servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by the Fund as part of the annual operating expenses). In addition to these payments, the Advisor, CDI and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Funds. The Advisor, CDI and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms' accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees. In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program. This list may be changed from time to time. As of
December 31, 2007, the Advisor, CDI and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms: Ameriprise Financial Services, Merrill Lynch, Pershing, Thrivent Financial for Lutherans, CUSO, Wells Fargo Investments, Marshall & Ilsley, SunGard Institutional Brokerage Inc., LPL Financial Services, Wachovia Securities, Citigroup Global Markets, UBS Financial Services, Morgan Stanley, Charles Schwab & Co., Inc. and National Financial Services, LLC. Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker/dealer has an incentive to recommend Fund shares to its customers. Neither the Advisor nor any Subadvisor uses Fund brokerage to compensate broker/dealers for the sale of Fund shares.

The Funds have entered into an agreement with CDI as principal underwriter. CDI makes a continuous offering of the Funds' securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Funds based on the average daily net assets of each Fund's respective classes. These fees are paid pursuant to the Funds' Plan.

Total Plan Expenses paid to CDI by the Funds for the fiscal year ended September 30, 2007 were:

	Class A	Class B	Class C
Capital Accumulation Fund	$375,097	$128,165	$132,508
International Equity Fund	$1,215,891	$216,789	$430,238
International Opportunities Fund*	$2,727	N/A	$41

*From inception (5/31/07 for Class A and 7/31/07 for Class C) through 9/30/07.

For the fiscal year ended September 30, 2007, the Funds' Plan expenses for Classes A, B and C were spent for the following purposes:

Capital Accumulation Fund	Class A	Class B	Class C
Compensation to broker/dealers	$285,241	$32,242	$118,622
Compensation to sales personnel	$18,015	$0	$0
Advertising	$10,393	$0	$0
Printing and mailing of prospectuses
to other than current shareholders	$2,369	$0	$0
Compensation to underwriters	$31,334	$95,923	$13,886
Interest, financing charges	$0	$0	$0
Other: sales & marketing expenses including salaries, conference, trade show & seminar expenses, market research & other marketing support expenses	$27,745	$0	$0

International Equity Fund	Class A	Class B	Class C
Compensation to broker/dealers	$1,019,913	$54,484	$275,189
Compensation to sales personnel	$140,185	$0	$0
Advertising	$45,005	$0	$0
Printing and mailing of prospectuses
to other than current shareholders	$10,788	$0	$0
Compensation to underwriters	$0	$162,305	$155,049
Interest, financing charges	$0	$0	$0
Other	$0	$0	$0

International Opportunities Fund*	Class A	Class B	Class C
Compensation to broker/dealers	$2,254	N/A	$0
Compensation to sales personnel	$0	N/A	$0
Advertising	$0	N/A	$0
Printing and mailing of prospectuses		N/A
to other than current shareholders	$473	N/A	$0
Compensation to underwriters	$0	N/A	$41
Interest, financing charges	$0	N/A	$0
Other	$0	N/A	$0

*From inception (5/31/07 for Class A and 7/31/07 for Class C) through 9/30/07.

For each Fund, Class A shares are offered at net asset value plus a front-end sales charge as follows:

	As a % of	As a % of	Allowed to
Amount of	Offering	net amount	Brokers as a % of
Investment	Price	invested	offering price
Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%*

CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and for Class A only, the net amount retained by CDI (i.e., not reallowed to dealers) for the last three fiscal years were:

Fiscal Year	2005		2006		2007
Class A	Gross	Net	Gross	Net	Gross	Net
Capital Accumulation Fund	$177,589	$63,383	$140,727	$54,107	$93,593	$34,154
International Equity Fund	$367,225	$158,570	$407,081	$183,616	$541,721	$254,636
International Opportunities Fund*	N/A	N/A	N/A	N/A	$10,015	$4,381
Class B	2005		2006		2007
Capital Accumulation Fund	$0		$0		$0
International Equity Fund	$0		$0		$0
International Opportunities Fund*	N/A		N/A		N/A
Class C	2005		2006		2007
Capital Accumulation Fund	$1,448		$1,152		$1,457
International Equity Fund	$5,103		$3,389		$7,615
International Opportunities Fund*	N/A		N/A		$0

*From inception (5/31/07 for Class A and 7/31/07 for Class C) through 9/30/07.

Fund Directors and certain other affiliated persons of the Funds are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Funds. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See the prospectus for additional share purchase information.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Funds to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., has been retained by the Funds to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker/dealer data, and preparing and distributing statements to shareholders regarding their accounts.

For these services, BFDS receives a fee based on the number of shareholder accounts and transactions, while CSSI receives a fee based on the asset class (money market, fixed income and equities) and the resources necessary to support the various services each asset class requires. CSSI may contract with subagents, at the Funds' expense, to provide recordkeeping and subaccounting services to the Funds. The following chart shows the shareholder servicing fees paid to CSSI by the Funds for the past three fiscal years:

	2005	2006	2007
Capital Accumulation Fund	$153,133	$134,600	$114,409
International Equity Fund	$179,939	$194,753	$229,538
International Opportunities Fund*	N/A	N/A	$452

*From inception (5/31/07) through 9/30/07.

PORTFOLIO TRANSACTIONS

The Funds' Advisor and Subadvisors place orders with broker-dealers for the Funds' portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Fixed income securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Funds' Advisor and Subadvisors make investment decisions and the choice of brokers and dealers under the direction and supervision of the Board of Directors.

Broker/dealers who execute transactions on behalf of the Funds are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor's/Subadvisor's obligation to seek best execution. The Funds have adopted a policy that prohibits the Advisor and their respective Subadvisors from using Fund brokerage to compensate broker/dealers for promotion or sale of Fund shares.

For the last three fiscal years, total brokerage commissions paid were as follows:

	2005	2006	2007
Capital Accumulation Fund	$484,097	$85,256	$102,971
International Equity Fund	$298,042	$664,411	$545,105
International Opportunities Fund*	N/A	N/A	$10,706

*From inception (5/31/07) through 9/30/07.

Capital Accumulation Fund's decrease in brokerage commissions paid during fiscal year 2006 correlates with decreased trading volume in that year and was also due to the portfolio transition in the prior year associated with a change in subadvisor. Capital Accumulation Fund's increase in brokerage commissions paid during fiscal year 2007 was due to higher transaction volume. International Equity Fund's increase in commissions paid in fiscal year 2006 was due to the transition of the Fund's portfolio as a result of a change in subadvisor in March 2006, while the decrease in 2007 reflects the absence of transaction activity generated by the transition.

The Funds did not pay any brokerage commissions to affiliated persons during the last three fiscal years (as applicable).

The Funds' Advisor and Subadvisors select brokers on the basis of best execution. In some cases they select brokers that provide research and research-related services to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisors of the Funds. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.

If, in the judgment of the Advisor or Subadvisors, the Funds or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Funds as well as other Calvert funds and managed accounts.

For the fiscal year ended September 30, 2007, the Advisor and/or Subadvisors allocated brokerage commissions for soft dollar research services in the following amounts:

	Amount of Transactions	Related Commissions
Capital Accumulation Fund	$103,365	$17,040
International Equity Fund	$0	$0
International Opportunities Fund	$0	$0

As of September 30, 2007, the Funds held no securities of their "regular broker-dealers" (as defined in the 1940 Act) or of the parents of those broker-dealers.

The portfolio turnover rates for the last two fiscal years were as follows:

	2006	2007
Capital Accumulation Fund	31%	47%
International Equity Fund	120%	82%
International Opportunities Fund*	N/A	2%

*From inception (5/31/07) through 9/30/07.

The higher turnover figure for Capital Accumulation Fund in 2007 reflects routine transaction activity; a portfolio transition in late 2005 due to a change in subadvisor decreased the volume of normal transaction activity in early 2006. Lower portfolio turnover in 2007 for International Equity Fund is due to the absence of transaction activity generated by a change in subadvisor in 2006.

PORTFOLIO HOLDINGS DISCLOSURE

The Funds have adopted a Portfolio Holdings Disclosure Policy ("Disclosure Policy") that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding a Fund's portfolio holdings.

Publicly Available Portfolio Holdings

Information regarding a Fund's portfolio holdings is publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the day next following the day when such information is posted on the www.calvert.com website. This information may be a Fund's complete portfolio holdings disclosed in its semi-annual or annual reports and filed with the SEC on Form N-CSR. From time to time, a Fund may disclose on www.calvert.com whether it holds a particular security, in response to media inquiries. A Fund's publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

Non-Public Portfolio Holdings

The Funds' Disclosure Policy, as described generally below, allows the disclosure of a Fund's non-public portfolio holdings for the Fund's legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Subject to approval from the Legal Department of Calvert Group, Ltd., a representative from the Administrator may provide a Fund's non-public portfolio holdings to a recognized rating and ranking organization, without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

A service provider or other third party that receives information about a Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

A Fund's partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Funds and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Group, Ltd. (or his designee) ("Authorized Individual"); (2) the Authorized Individual determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized individual considers the recipient's need for the relevant holdings information, whether the disclosure will benefit the Fund, or, at a minimum, not harm the Fund, and what conflicts may result from such disclosures.

Under the Disclosure Policy, neither a Fund, the Advisor nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund's non-public portfolio holdings. The Disclosure Policy is subject to annual review by the Fund's Board of Directors. The Fund's Board of Directors shall also receive annual reports from Fund management on those entities to whom such disclosure has been made.

Ongoing Arrangements

The following is a list (as of January 31, 2008) of those entities to whom information about the Fund's portfolio securities is made available and the frequency (following a 15 day lag), including the identity of the persons who receive information pursuant to such arrangements. In all such cases, disclosure is made subject to a written confidentiality agreement, which includes provisions preventing use of the information to trade.
Name of Entity	Information Provided	Frequency Provided
KPMG	Portfolio Holdings	Annually
Lipper	Portfolio Holdings	Monthly
Morningstar	Portfolio Holdings	Monthly
Thomson Financial	Portfolio Holdings	Quarterly
Standard & Poor	Portfolio Holdings	Monthly
State Street	Portfolio Holdings	Monthly
Vestek	Portfolio Holdings	Monthly
SG Corporate & Investment Banking	Portfolio Holdings	Monthly
Merrill Lynch	Portfolio Holdings	Quarterly
UBS	Portfolio Holdings	Quarterly
Wachovia	Portfolio Holdings	Quarterly
Smith Barney	Portfolio Holdings	Quarterly
Morgan Stanley	Portfolio Holdings	Semi-Annually
Singer Xenos Management	Portfolio Holdings	Quarterly
Evergreen Advisors	Portfolio Holdings	Quarterly
AG Edwards	Portfolio Holdings	Quarterly
First Affirmative Financial Network	Portfolio Holdings	Quarterly
Mees Pierson	Portfolio Holdings, Portfolio Characteristics, Asset Allocation	Quarterly
PNC	Portfolio Characteristics	Quarterly
Fidelity	Portfolio Characteristics, Asset Allocation, Top Holdings	Quarterly
Hartford Mutual of America	Portfolio Characteristics, Asset Allocation, Top Holdings	Monthly
Metropolitan Life Insurance	Portfolio Holdings, Portfolio Characteristics, Top Holdings	Quarterly
ING	Portfolio Characteristics, Asset Allocation, Top Holdings	Quarterly
Ohio National	Portfolio Characteristics, Asset Allocation, Top Holdings	Quarterly
Diversified Investment Advisors	Portfolio Characteristics, Asset Allocation, Top Holdings	Quarterly
Ameriprise	Portfolio Characteristics, Asset Allocation, Top Holdings	Quarterly
Cambridge & Associates	Portfolio Characteristics, Top Holdings	Quarterly
Callan Associates	Portfolio Characteristics, Top Holdings	Quarterly
Mercer Consulting, Inc.	Portfolio Characteristics, Top Holdings	Quarterly
New England Pension Consulting	Portfolio Characteristics, Top Holdings	Quarterly
Educap, Inc.	Portfolio Characteristics	Quarterly
Colonial Consulting	Portfolio Characteristics	Quarterly
Chittenden Trust Company	Portfolio Characteristics	Quarterly
WEA Trust	Portfolio Characteristics	Quarterly
JPMorgan Private Bank	Portfolio Characteristics	Quarterly
Rice Heard & Bigelow	Portfolio Characteristics	Quarterly
M&I Investments	Portfolio Characteristics	Quarterly
Prima Capital	Portfolio Characteristics	Quarterly
James Roush	Portfolio Characteristics	Quarterly
Montecillo & Associates	Portfolio Characteristics	Quarterly

PERSONAL SECURITIES TRANSACTIONS

The Funds, their Advisor and Subadvisors, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits each Fund's investment personnel to invest in securities that may be purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material information.

PROXY VOTING DISCLOSURE

Please refer to Appendix A of this SAI for the Proxy Voting Guidelines of the Calvert Funds. This document includes the policies and procedures that the Funds use in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of a Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF DIRECTORS

Any shareholder who wishes to send a communication to the Board of Directors of a Calvert Fund should send the communication to the attention of the Fund's Secretary at the following address:

Calvert Funds
Attn: [Name of Fund] Secretary
4550 Montgomery Avenue
Bethesda, Maryland 20814

All communications should state the specific Calvert Fund to which the communication relates. After reviewing the communication, the Fund's Secretary will forward the communication to the Board of Directors.

In its function as a nominating committee, the Governance Committee of the Board of Directors will consider any candidates for vacancies on the Board from any shareholder of a Fund who has held his or her shares for at least five years. Shareholders of a Fund who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda, MD 20814. The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a disinterested Director. A shareholder wishing to recommend to the Governance Committee a candidate for election as a Director may request the Fund's Policy for the Consideration of Director Nominees by contacting the Fund's Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Director or to a Committee of the Fund's Board of Directors, then the communication should be specifically addressed to such individual Director or Committee and sent in care of the Fund's Secretary at the address above. Communications to individual Directors or to a Committee sent in care of the Fund's Secretary will be forwarded to the individual Director or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

KPMG LLP has served as the independent registered public accounting firm for the International Equity Fund and the Capital Accumulation Fund since fiscal year 2002, and for International Opportunities Fund since fiscal year 2007. State Street Bank & Trust Company, N.A. serves as custodian of the Funds' investments. The custodian has no part in deciding the Funds' investment policies or the choice of securities that are to be purchased or sold for the Funds.

GENERAL INFORMATION

Calvert World Values Fund, Inc. is an open-end management investment company, organized as a Maryland corporation on February 14, 1992. It has three series: the International Equity Fund and the International Opportunities Fund, which are diversified, and the Capital Accumulation Fund, which is non-diversified.

Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. Capital Accumulation Fund offers four separate classes of shares: Class A, Class B, Class C and Class I. International Equity Fund offers five separate classes of shares: Class A, Class B, Class C, Class I and Class Y. International Opportunities Fund offers four separate classes of shares: Class A, Class C, Class I and Class Y. Each class represents interests in the same portfolio of investments but, as further described in the prospectuses, each class is subject to differing sales charges and expenses, resulting in differing net asset values and distributions. Upon liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

The Funds are not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 1, 2008, to the Funds' knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the class of the Funds as shown:

Fund Name
Name & Address	% of Ownership

Capital Accumulation Fund

MLPF&S For the Sole Benefit of its Customers Jacksonville, FL	14.18% of Class C

Fidelity Investments Institutional Operations Co. as Agent for Certain Employee Benefit Plans Covington, KY	40.57% of Class I

Calvert Distributors, Inc. Moderate Allocation Fund Bethesda, MD	31.25% of Class I

Calvert Distributors, Inc. Aggressive Allocation Fund Bethesda, MD	22.90% of Class I

International Equity Fund

Charles Schwab & Co., Inc. Reinvest Account San Francisco, CA	14.61% of Class A

MLPF&S For the Sole Benefit of its Customers Jacksonville, FL	6.81% of Class B

MLPF&S For the Sole Benefit of its Customers Jacksonville, FL	19.87% of Class C

National Financial Services Corp. For the Exclusive Benefit of our Customers New York, NY	35.04% of Class I

G. James Roush TTEE Bellevue, WA	15.52% of Class I

Calvert Distributors, Inc. Moderate Allocation Fund Bethesda, MD	7.20% of Class I

Calvert Distributors, Inc. Aggressive Allocation Fund Bethesda, MD	5.87% of Class I

International Opportunities Fund

MLPF&S For the Sole Benefit of its Customers Jacksonville, FL	6.62% of Class A

NFS LLC For the Exclusive Benefit Of Iara Lee San Francisco, CA	6.02% of Class A

MLPF&S For the Sole Benefit of its Customers Jacksonville, FL	70.37% of Class C

Calvert Distributors, Inc. Moderate Allocation Fund Bethesda, MD	44.45% of Class I

Calvert Distributors, Inc. Aggressive Allocation Fund Bethesda, MD	41.19% of Class I

Ameritrade, Inc. For the Exclusive Benefit of Our Customers Omaha, NE	14.36% of Class I

Charles Schwab & Co., Inc. Reinvest Account San Francisco, CA	11.03% of Class I

Calvert Distributors, Inc. Bethesda, MD	10.80% of Class I

FUND SERVICE PROVIDERS

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICING AGENT
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103

CUSTODIAN
State Street Bank & Trust Company, N.A.
225 Franklin Street
Boston, Massachusetts 02110

APPENDIX A

GLOBAL PROXY VOTING GUIDELINES
FOR
CALVERT FAMILY OF FUNDS

I.     Introduction

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate social responsibility. The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners. The socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment). In our view, companies that combine good governance and corporate social responsibility are better positioned for long-term success.

These Proxy Voting Guidelines ("the Guidelines") reflect Calvert's view that our fiduciary obligations to our shareholders include an obligation to vote their proxies in a manner consistent with (1) good corporate governance, and (2) corporate social responsibility. The attributes of well-governed, socially responsible companies that these proxy-voting guidelines seek to promote are:

  Long-Term Value. Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders. Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term. A focus on long-term value creation also increases the relevance of companies' environmental management, treatment of workers and communities, and other social variables. Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term. Calvert's proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.
  Accountability. Corporate management must be accountable to many interests, including investors, stakeholders, and regulators. Management of a company must be accountable to the board of directors; the board must be accountable to the company's shareowners; and the board and management together must be accountable to the stakeholders. Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers. Certain other governance structures are well suited to manage this accountability: independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners. Calvert's proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.
  Sustainability. Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time. Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation. For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices. Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses. Calvert's proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance. Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders. In our view, Good Governance + Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines ("the Guidelines"). The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies. There also may be instances when the Advisor, Calvert Asset Management Company, votes the Funds' shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds' shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds' investment objectives and social goals. To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section III below.

  When support for or opposition to a proxy proposal as described below is qualified with the term, "ordinarily," this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.
  When support for or opposition to a proxy proposal is qualified by the expression, "on a case by case basis," this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.
  When we use the term, "shareholder," we are referring to Calvert's mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines. When we use the term, "shareowner," we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors' concerns and rules governing inclusion of specific items in corporate proxies change. Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Global Proxy Voting Guidelines to be both general enough and sufficiently flexible to adapt to such changes. Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert's proxy voting record is available on the Funds' web site, www.calvert.com, and is also available on the Securities and Exchange Commission's website at www.sec.gov.

NOTE: Calvert's socially screened mutual fund portfolios apply both the "Corporate Governance" and "Corporate Social Responsibility" guidelines detailed below, while Calvert's non-socially screened mutual fund portfolios only apply the "Corporate Governance" guidelines.

II.     CORPORATE GOVERNANCE

A.      Board and Governance Issues

          Board of Directors

The board of directors ("the board") is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company's relationships with other stakeholders. While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests. Thus, in our view, a board's fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence. Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation's shareowners and other stakeholders. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director's objectivity and fiduciary responsibility to shareowners. In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company's financial performance, but not so great as to constitute a controlling or significant interest.

A significant difference between governance structures among different countries involves board structure. There are some countries -- for example, France, Germany, and Austria -- that use a two-tiered board structure. Companies in these countries have supervisory boards and management boards. Supervisory boards are made up of non-executives and management boards are comprised of executives.

Because the board's ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it can sometimes be beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity. Well-governed companies benefit from a wide diversity of perspective and background on their boards. To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture and geography. Calvert's goal in addressing board diversity is to assure that boards of directors fairly represent the concerns of both shareholders and stakeholders. Stakeholders include employees, communities, vendors, and customers, and as such, include people of color and racial minorities who have historically faced discrimination or denial of opportunities solely on account of their race. Even well governed corporations may risk perpetuating this historic injustice if boards of directors are not inclusive and diverse.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards. For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director. Ordinarily, this means that directors should not sit on more than two other boards of publicly traded companies, unless personal circumstances allow sufficient time to devote to corporate governance on several boards. Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

  The Fund advisor will oppose slates of directors without at least a majority of independent directors.
  The Fund advisor will oppose slates of directors that result in a board that does not include both women and people of color and may oppose slates of directors that include women and people of color should the advisor conclude that the presence of women and people of color on the board constitutes mere token representation.
  The Fund advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.
  The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.
  The Fund advisor will examine on a case-by-case basis proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.
  The Fund advisor may oppose slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.
  The Fund advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.
  The Fund advisor will support proposals calling for a systematic and transparent board election and nominating regime.

          Contested Election of Directors

Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

  The Fund advisor will evaluate on case-by-case basis in contested election of directors.

          Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners. A classified board structure may also tend to depress stock price if viewed as an anti-takeover measure.

  The Fund advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

          Increase Authorized Common Stock

Companies may choose to increase their authorization of common stock for a variety of reasons. In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear. Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

  The Fund advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.
  The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock. If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

          Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

  The Fund advisor will ordinarily oppose the creation of blank check preferred stock. In addition, the Fund advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

          Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

  The Fund advisor will ordinarily oppose supermajority vote requirements.

          Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

  The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.
  The Fund advisor will ordinarily support proposals to allow or facilitate shareowner action by written consent.

          Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights. In general, we support the right of a majority of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid. Restrictions on the right of a majority of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

  The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such restrictions limit the right of shareowners to participate in governance.

          Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards. In addition, many companies are seeking to add indemnification of directors to corporate bylaws.

  The Fund advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

          Reincorporation

Corporations are bound by the laws of the states in which they are incorporated. Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters. In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens. In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights.

  The Fund advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).
  The Fund advisor will ordinarily oppose proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

          Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares. However, like many tools, cumulative voting can be misused. In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

  The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

          Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends. Creation of multiple classes of stock limits the right of some shareowners -- often a majority of shareowners -- to exercise influence over the governance of the corporation. This in turn diffuses directors' incentives to exercise appropriate oversight and control over management.

  The Fund advisor will ordinarily oppose proposals to create dual classes of stock. However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

          Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely. Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds. However, continuity is also important and there is no empirical support for the proposition that limitations on director tenure improve governance. It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

  Accordingly, the Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

          Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners. Yet there are ways that such requirements may also undermine good governance: limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation. In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners. Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

  The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.
  The Fund advisor will oppose excessive awards of stock or stock options to directors.

          Selection of Auditor and Audit Committee Chair

Annual election of the outside auditors is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners. A report released by the Blue Ribbon Commission on Improving the Effectiveness of Corporate Audit Committees, in conjunction with the NYSE and the National Association of Securities Dealers, concluded that audit committees must improve their current level of oversight of independent accountants. Given recent examples of accounting irregularities that audit panels and auditors failed to detect, in Calvert's view shareowner ratification of independent auditors is an essential step toward restoring investor confidence.

Many of the accounting irregularities in recent years stem from two causes: conflicts of interest, often arising when certain non-audit fees are far more lucrative to the audit firms than the contracts for independent corporate audits; and misstatement of earnings (e.g., use of one-time charges, off-balance-sheet entities or utilizing unrealistic projections of portfolio returns as a justifications for underfunding company pension plans and overstating earnings). A number of countries now call for disclosure of payments for non-audit services. Others have established limits on the percentage of non-audit income that auditors can earn from one client. Some regulations go so far as to ban non-audit work for auditors.

  The Fund advisor will ordinarily oppose proposals seeking ratification of the auditor when fees for non-audit consulting services exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.
  The Fund Advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries including Spain, Italy and Japan, companies routinely appoint internal statutory auditors.

  The Fund advisor will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

  The Fund advisor will ordinarily support proposals that call for the annual election of auditors by shareholders.
  The Fund advisor will ordinarily oppose proposals seeking ratification of the audit committee chair if the audit committee recommends an auditor whose non-audit consulting services exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.
  The Fund advisor will otherwise vote on a case-by-case basis proposals seeking ratification of the audit committee chair, and may oppose ratification when the advisor believes the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort its earnings from ongoing operations.

          Transparency and Disclosure

International corporate governance is changing rapidly and there has been a wave of development of governance codes around the world in response to crises such as the Asian financial crash in the late 1990s and the United States accounting scandal. In fact there are approximately forty different codes in the EU member countries alone. However, the common thread throughout all of these codes is that shareowners want their companies to be transparent.

  The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.
  The Fund advisor will ordinarily support proposals that call for an annual financial audit by external and independent auditors.
  The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.
  The Fund advisor will ordinarily support proposals calling for disclosure of corporate governance codes and structures.
  The Fund advisor will ordinarily support proposals that call for disclosure of related party transactions.
  The Fund advisor will ordinarily support proposals that call for disclosure of the board nominating process.

          Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

  The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or bylaws, and may support such proposals if they are deemed consistent with shareholders' best interests and the principles of sound governance and overall corporate social responsibility underlying these Guidelines.

          Expensing of Stock Options

The treatment of stock options in corporate financial reporting has been a subject of much debate in recent years. The majority of companies that make extensive use of stock options--particularly when used as a key component of executive compensation--take no charge on their financial statements for issuance of such options. Yet with the rapid growth of executive stock options as a major source of executive compensation, there have been renewed calls for revision of current accounting standards that allow companies to choose between recording fair value or intrinsic value of those options. It is likely that companies will be required to expense stock options sometime in the near future. Until that time, it remains Calvert's view that the expensing of stock options gives shareholders valuable additional information about companies' financial performance, and should therefore be encouraged.

  The Fund advisor will ordinarily support proposals requesting that companies expense stock options.

B.      Executive and Employee Compensation

According to the 13th Annual CEO Compensation Survey from the Institute for Policy Studies and United For a Fair Economy published in August 2006, since CEO-worker pay gap was first tracked in 1990, the ratio has increased from 107-to-1 to 411-to-1 in 2005. "Today's gap is nearly 10 times as large as the 1980 ratio of 42-to-1, calculated by Business Week. If the minimum wage had risen at the same pace as CEO pay since 1990, it would be worth $22.61 today, rather than the actual $5.15."

The problem is not limited to CEOs. Excessive executive compensation has become a widespread problem throughout American industry. In too many situations, corporate executives are essentially insured against downside risk while enjoying a disproportionate share of upside gain. The significant increase in the use of stock options for executive compensation that began in the 1990s also created strong incentives for executives to use their insider knowledge for short-term personal gain, and to increase the value of their options by, in many cases, concealment or selective disclosure of material information.

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation. Prosperity should be shared broadly within a company, as should the downside risk of share ownership.

Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on major stock option and other incentive plans. Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors. Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

          Disclosure of CEO, Executive, Board and Management Compensation

  The Fund advisor will ordinarily support proposals requesting companies to disclose the compensation--including salaries, option awards, bonuses, and restricted stock grants--of top management and the Board of Directors.

          Compensation for CEO, Executive, Board and Management

  The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e. during times of financial strains or underperformance).

          Formation and Independence of Compensation Review Committee

  The Fund advisor will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

          Stock Options for Board and Executives

During the 1990s, the use of stock options in executive compensation soared. While the stock market was gaining, few investors complained. Yet after the fall of the market, executive compensation, and the use of option-based compensation in particular, continued to increase at levels that seemed disconnected from the change in companies' financial fortunes. In 2006, the Securities and Exchange Commission began examining patterns of granting stock options that rendered the options favorable through backdating. For these reasons investors have long questioned whether stock option grants to senior executives were serving their intended function: of aligning the interests of company management with those of shareowners.

Boards are beginning to scrutinize executive compensation more carefully, but there are still many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value. Many boards continue to approve option re-pricing packages that allow executives to avoid downside risk and exercise options at favorable prices, further weakening the alignment between management interests and shareowner interests. Re-pricing can, in some cases, serve to strengthen the alignment; for example, when options are offered broadly to middle managers and employees as well as top executives, or when re-pricing reduces potential dilution.

  The Fund advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value, or, for companies with small market capitalization, 15 percent of share value. Option grants that exceed these thresholds will be examined and voted on a case-by-case basis to evaluate whether there are valid business reasons for the grants.
  The Fund advisor will ordinarily oppose proposals to approve stock option plans that contain provisions for automatic re-pricing, unless such plans contain provisions to limit unrestricted resale of shares purchased with re-priced options.
  The Fund advisor will examine and vote on a case-by-case basis proposals for re-pricing of underwater options.
  The Fund advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.
  The Fund advisor will ordinarily support proposals requiring that all option plans and option re-pricing be submitted for shareholder approval.
  The Fund advisor will ordinarily oppose proposals to approve stock option plans with "evergreen" features, reserving a specified percentage of stock for award each year with no termination date.
  The Fund advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

          Employee Stock Ownership Plan (ESOPs)

  The Fund advisor will support proposals to approve ESOPs created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management). The Fund advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

          Pay Equity

  The Fund advisor will support proposals requesting that management provide a pay equity report.

          Ratio Between CEO and Worker Pay

  The Fund advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.
  The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

          Executive Compensation Tie to Non-Financial Performance

  The Fund advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other social issues.

          Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors. There is no reason why management should be allowed to nominate directors while shareowners -- whom directors are supposed to represent -- are deprived of the same right. At the same time, we recognize the countervailing argument that shareowners should not interfere with the ordinary business prerogatives of management. On balance, however, we support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

  The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

          Golden Parachutes

Golden parachutes are compensation agreements that provide for severance payments to top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. While Calvert recognizes the merits of this argument, golden parachutes often impede takeover attempts that we believe shareowners have the right and the responsibility to consider.

  The Fund advisor will support proposals providing shareowners the right to ratify adoption of golden parachute agreements.
  The Fund advisor will examine and vote s on a case-by-case basis golden parachute contracts, based upon an evaluation of the particular golden parachute itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.
  The Fund adviser will oppose the election of directors who vote to approve golden parachutes that are not ratified by shareowners.

C.      Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners. Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

          Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

  The Fund advisor will support proposals that consider non-financial impacts of mergers.
  The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company's social and environmental performance.
  The Fund advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses, or that merge a non-nuclear and a nuclear utility, or that pose other potential financial, social, or environmental risks or liabilities.

          Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

  The Fund advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.
  The Fund advisor will ordinarily oppose poison pills or shareowner rights plans unless management is able to present a convincing case for a particular plan that does not significantly compromise shareowner rights or interests, or environmental and social performance.

          Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider's shares. This usually means that the bidder's shares are purchased at a price higher than market price, discriminating against other shareowners.

  The Fund advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

          Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers. In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out. Hostile takeovers come in many forms. Some offer advantages to shareowners by replacing current management with more effective management. Others do not. Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition. In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

  The Fund advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

III.      CORPORATE SOCIAL RESPONSIBILITY

A.      Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models. In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility. Increasingly investors see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure. As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines. There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting protocols.

  The Fund Advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.
  The Fund advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B.      Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company's overall environmental footprint.

  The Fund Advisor will ordinarily support proposals to reduce negative environmental impacts and a company's overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.
  The Fund advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from their operations, and the impact of environmental liabilities on shareowner value.
  The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling efforts, to increase recycling efforts, or to adopt a formal recycling policy.

          CERES Principles

The Coalition for Environmentally Responsible Economies (CERES), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct. The CERES Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment. Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the CERES Principles; or 2) produce a report addressing management's response to each of the points raised in the CERES Principles.

  The Fund advisor will support proposals requesting that a company become a signatory to the CERES Principles.

          Climate Change/Global Warming

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming--including oil and mining companies, utilities, and automobile manufacturers. Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective--and often cost-saving--steps to reduce energy use that contribute to climate change. Initiatives have included proposals requesting companies to disclose, using guidelines such as those prepared by the Carbon Disclosure Project. This includes information about the company's impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting some forms of renewable energy resources for fossil fuels.

  The Fund advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.
  The Fund advisor will support proposals seeking the preparation of a report on a company's activities related to the development of renewable energy sources.
  The Fund advisor will support proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

          Water Use

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company's supply chain, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities in areas of water scarcity.

  The Fund advisor will support proposals seeking the preparation of a report on a company's risks linked to water use.

          Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups. For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

  The Fund advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.
  The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C.      Workplace Issues

          Labor Relations

Companies' treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate. Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people. Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

  The Fund advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.
  The Fund advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.
  The Fund advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

          Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States. While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced overtime, use of child labor and other "sweatshop" practices. Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance. At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

  The Fund advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the ILO's core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights. This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

          Diversity and Equal Employment Opportunity

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender. Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission). Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

  The Fund advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.
  The Fund advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.
  The Fund advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.
  The Fund advisor will ordinarily support proposals seeking reports on a company's initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.
  The Fund advisor will oppose proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.
  The Fund advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

          Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs. Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing. The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed. Programs aimed at assisting displaced workers are helpful both to those displaced and to the company's ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

  The Fund advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.      International Operations and Human Rights

          Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective. Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas. Such activity is not always exploitative, but it can be. In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny. The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries. For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact, the Voluntary Principles on Security and Human Rights, and the MacBride Principles. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma. In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

  The Fund advisor will ordinarily support proposals requesting that companies develop human rights codes of conduct and periodic reporting on operations and investments in countries with repressive regimes.
  The fund will ordinarily support proposals requesting a report discussing how investment policies address or could address human rights issues.
  The Fund advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.
  The Fund advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

          Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry. For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

  The Fund advisor will support proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

          International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in places such as the Maquiladoras in Mexico, Southeast Asia, South Asia, Eastern Europe, the Caribbean or Central America. Companies often move to these places under U.S. government-sponsored programs to promote trade and economic development in these regions. In addition, companies have located in these regions to take advantage of lower labor costs as well as fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of labor standards and the environmental integrity of communities.

  The Fund advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in international operations such as in the Maquiladoras or elsewhere.
  The Fund advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

          Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world. In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs. In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected. Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected. Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

  The Fund advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.
  The Fund advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E.      Indigenous Peoples' Rights

          Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by indigenous peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.

  The Fund advisor will ordinarily support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.
  The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

F.      Product Safety and Impact

Many companies' products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks. Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them. Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act. For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

  The Fund advisor will review on case-by-case basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.
  The Fund advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

          Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies which engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

  The Fund advisor will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.
  The Fund advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.
  The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.
  The Fund advisor will ordinarily support proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless: the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

          Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

  The Fund advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.
  The Fund advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G.      Weapons Contracting

          Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

  The Fund advisor will ordinarily support proposals calling for reports on the type and volume of defense contracts.

H.      Community

          Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society. The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc. Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of Equal Credit Opportunity Act standards by non-financial corporations to their financial subsidiaries.

  The Fund advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

          Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets. Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

  The Fund advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

          Predatory Lending

Sub-prime lenders charge notably high interest rates on consumer, life insurance, and home mortgage loans. These lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

  The Fund advisor will support proposals calling on companies to address and eliminate predatory lending practices.

          Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions. At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs. Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

  The Fund advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

          Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care. Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

  The Fund advisor will ordinarily support resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

I.      Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities. Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners. Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

  The Fund advisor will ordinarily support resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.
  The Fund advisor will ordinarily support resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.
  The Fund advisor will ordinarily support resolutions requesting that companies support public policy activities including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Proxy Voting Guidelines.

J.      Other Issues

All social issues that are not covered in these guidelines are delegated to the Fund's advisor to vote in accordance with the Fund's specific social criteria. In addition to actions taken pursuant to the fund's Conflict of Interest Policy, Calvert Social Research Department ("CSRD") will report to the Boards on issues not covered by these guidelines as they arise.

IV.      CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the proxy voting guidelines detailed above in Sections I and II, above.

Thus, generally, adherence to the Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund's investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000
Revised September 2002
Revised June 2003
Revised August 2004
Approved December 2004
Revised January 2008
Approved March 2008

APPENDIX B

CORPORATE BOND AND COMMERCIAL PAPER RATINGS (source: Standard & Poor's)

Bonds

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: These obligations are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor's inability to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations. Adverse business, financial, and/or economic conditions may impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation. Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or where similar action has been taken but payment on the obligation is being continued.

D: An obligation rated D is in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Notes

SP-1: These issues are considered as having a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2: These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3: These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1: This rating indicates a strong degree of safety regarding timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: This rating indicates a satisfactory degree of safety regarding timely payment.

A-3: This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

Long-Term Obligation Ratings (source: Moody's Investors Service)

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings (source: Moody's Investors Service)

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.


PART C. OTHER INFORMATION

Item 23. Exhibits
(a)	Articles of Incorporation incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

(b)	By-Laws incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

(d)(1)

Investment Advisory Agreement (CAMCO) incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001. Addendum to Investment Advisory Agreement (International Opportunities Fund) incorporated by reference to Registrant's Post-Effective Amendment No. 21, May 30, 2007, accession number 0000884110-07-000010. Addendum to Investment Advisory Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 22, January 31, 2008, accession number 0000884110-08-000001.

(d)(2)	Investment Sub-Advisory Contract (Acadian Asset Management, Inc.) incorporated by reference to Registrant's Post-Effective Amendment No. 20, January 31, 2007, accession number 0000884110-07-000001.

(d)(3)	Investment Sub-Advisory Contract (New Amsterdam Partners) incorporated by reference to Registrant's Post-Effective Amendment No. 19, January 30, 2006, accession number 0000884110-06-000002.

(d)(4)	Form of Investment Sub-Advisory Contract (F&C Management Limited) incorporated by reference to Registrant's Post-Effective Amendment No. 21, May 30, 2007, accession number 0000884110-07-000010.

(e)

Underwriting (Distribution) Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 19, January 30, 2006, accession number 0000884110-06-000002.  Underwriting (Distribution) Schedules I, II, III incorporated by reference to Registrant's Post-Effective Amendment No. 19, January 30, 2006, accession number 0000884110-06-000002. Amended Schedules II and III to Underwriting Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 21, February 9, 2007, accession number 0000884110-07-000004. Amended Schedules II and III to Underwriting Agreement, filed herewith.

(f)	Deferred Compensation Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001.

(g)

Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 14, January 31, 2001, accession number 0000884110-01-000001. Amended Schedule to Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 21, February 9, 2007, accession number 0000884110-07-000004.

(h)(1)

Amended Master Transfer Agency and Service Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 21, May 30, 2007, accession number 0000884110-07-000010. Form of Amended Schedule A to the Amended Master Transfer Agency and Service Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 21, May 30, 2007, accession number 0000884110-07-000010.

(h)(2)

Servicing Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 19, January 30, 2006, accession number 0000884110-06-000002.  Amended Servicing Agreement Schedule A incorporated by reference to Registrant's Post-Effective Amendment No. 20, January 31, 2007, accession number 0000884110-07-000001. Amended Schedule to Servicing Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 21, February 9, 2007, accession number 0000884110-07-000004.

(h)(3)

Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 28, 2000, accession number 0000884110-00-000001. Amended Schedule A to Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 21, May 30, 2007, accession number 0000884110-07-000010. Addendum to Schedule A of Administrative Services Agreement, filed herewith.

(h)(4)	Research Agreement with Consultant Stephen H. Moody incorporated by reference to Registrant's Post-Effective Amendment No. 22, January 31, 2008, accession number 0000884110-08-000001.

(h)(5)	Research Agreement with Consultant Jean-Luc Park incorporated by reference to Registrant's Post-Effective Amendment No. 22, January 31, 2008, accession number 0000884110-08-000001.

(i)	Opinion and Consent of Counsel, filed herewith.

(j)	Independent Auditor Consent, filed herewith.

(m)

Plan of Distribution for Class A incorporated by reference to Registrant's Post-Effective Amendment No. 19, January 30, 2006, accession number 0000884110-06-000002.  Plan Schedule A for Class A incorporated by reference to Registrant's Post-Effective Amendment No. 19, January 30, 2006, accession number 0000884110-06-000002. Amended Schedules to Plans of Distribution incorporated by reference to Registrant's Post-Effective Amendment No. 21, February 9, 2007, accession number 0000884110-07-000004.

(n)	Rule 18f-3 Multiple-class Plan, filed herewith.

(o)	Power of Attorney Forms, incorporated by reference to Registrant's Post-Effective Amendment No. 23, June 13, 2008, accession number 0000884110-08-000010.

(p)(1)	Code of Ethics for Advisor (CAMCO) incorporated by reference to Registrant's Post-Effective Amendment No. 17, January 31, 2004, accession number 0000884110-04-000001.

(p)(2)	Code of Ethics for Sub-Adviser (Acadian) incorporated by reference to Registrant's Post-Effective Amendment No. 23, June 13, 2008, accession number 0000884110-08-000010..

(p)(3)	Code of Ethics for Sub-Adviser (New Amsterdam) incorporated by reference to Registrant's Post-Effective Amendment No. 23, June 13, 2008, accession number 0000884110-08-000010..

(p)(4)	Code of Ethics for Sub-Adviser (F&C Management Limited) incorporated by reference to Registrant's Post-Effective Amendment No. 23, June 13, 2008, accession number 0000884110-08-000010..

Item 24. Persons Controlled by or Under Common Control With Registrant

                Not applicable.

Item 25.       Indemnification

Registrant's By-Laws, Exhibit 23(b) of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 26. Business and Other Connections of Investment Adviser
Name	Name of Company, Principal Business and Address	Capacity

Barbara Krumsiek

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer, Trustee/ Director

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

Ronald M. Wolfsheimer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Asset Management Company, Inc.. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

William M. Tartikoff
	Acacia National Life Insurance Insurance Company 7315 Wisconsin Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc.. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

Susan Walker Bender
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Ivy Wafford Duke
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Lancelot King
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Jane Maxwell
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Andrew Niebler
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Augusto Macedo
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Catherine Roy
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Bennett Freeman
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Alya Kayal
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Hui Ping Ho

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Daniel K. Hayes
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Patrick Faul
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

John Nichols
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Gregory Habeeb
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert SAGE Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Thomas Dailey
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

James O'Boyle
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Robert Enderson
	Calvert Group, Ltd. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Administrative Services Company, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Shareholder Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Natalie Trunow
	Calvert Asset Management Company, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Item 27. Principal Underwriters

                (a)     Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert Social Index Series, Inc., Calvert Variable Series, Inc., and Calvert Impact Fund, Inc.

                (b)     Positions of Underwriter's Officers and Directors
Name and Principal	Position(s) under Underwriter	Position(s) with Registrant
Business Address*
Barbara J. Krumsiek	Director and Chief Executive Officer	Trustee and President
Ronald M. Wolfsheimer	Director, Senior Vice President and Chief Financial and Administrative Officer	Treasurer
Craig Cloyed	Director and President	None
William M. Tartikoff	Senior Vice President and Secretary	Vice President and Secretary
Reginald Stanley	Senior Vice President	None
Alison Smith	Vice President	None
Stan Young	Vice President	None
David Leach	Vice President	None
Robert Enderson	Vice President	None
Christine Teske	Senior Institutional Vice President	None
David Rieben	Vice President	None
Jackie Zelenko	Vice President	None
Geoffrey Ashton	Senior Regional Vice President	None
Timothy O'Leary	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Anthony Eames	Senior Regional Vice President	None
Steve Himber	Senior Institutional Vice President	None
Ben Ogbogu	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Steve Yoon	Regional Vice President	None
David McClellan	Regional Vice President	None
Rachael DeCosta-Martin	Regional Vice President	None
Scott Metz	Regional Vice President	None
Pamela Rivers	Regional Vice President	None
Susan Walker Bender	Assistant Vice President and Assistant Secretary	Assistant Vice President and Assistant Secretary
Ivy Wafford Duke	Assistant Vice President and Assistant Secretary	Assistant Vice President and Assistant Secretary
Lancelot King	Assistant Vice President and Assistant Secretary	Assistant Vice President and Assistant Secretary
Jane Maxwell	Assistant Vice President and Assistant Secretary	Assistant Vice President and Assistant Secretary
Andrew Niebler	Assistant Vice President and Assistant Secretary	Assistant Vice President and Assistant Secretary
Augusto Macedo	Assistant Vice President and Assistant Secretary	Assistant Vice President and Assistant Secretary
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer
Edith Lillie	Assistant Secretary	Assistant Secretary

*4550 Montgomery Avenue Bethesda, Maryland 20814

                (c)      Inapplicable.

Item 28. Location of Accounts and Records

                Ronald M. Wolfsheimer, Treasurer
                and
                William M. Tartikoff, Assistant Secretary
                4550 Montgomery Avenue, Suite 1000N
                Bethesda, Maryland 20814

Item 29. Management Services

                Not Applicable

Item 30. Undertakings

                Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485b under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 30th day of October 2008.

CALVERT WORLD VALUES FUND, INC.

 BY:

___________**_________________
Barbara Krumsiek
Senior Vice President and Director

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 30th day of October, 2008 by the following persons in the capacities indicated.
Signature	Title
__________**____________ D. WAYNE SILBY	PRESIDENT AND DIRECTOR

__________**____________ JOHN G. GUFFEY, JR.	DIRECTOR

__________**____________ BARBARA J. KRUMSIEK	SENIOR VICE PRESIDENT AND DIRECTOR

__________**____________ RONALD M. WOLFSHEIMER	TREASURER (PRINCIPAL ACCOUNTING OFFICER)

__________**____________ REBECCA L. ADAMSON	DIRECTOR

__________**____________ RICHARD L. BAIRD, JR	DIRECTOR
.
__________**_____________ JOY V. JONES	DIRECTOR

__________**____________ TERRENCE J. MOLLNER	DIRECTOR

__________**____________ SYDNEY AMARA MORRIS	DIRECTOR

__________**____________ MILES DOUGLAS HARPER, III	DIRECTOR

__________**____________ RUSTUM ROY	DIRECTOR

__________**____________ TESSA TENNANT	DIRECTOR

**By: /s/ Lancelot A. King
                 Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney incorporated by reference to Registrant's Post-Effective Amendment No. 23, June 13, 2008, accession number 0000884110-08-000010..